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Oppenheimer Money Market Fund, Inc.
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6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated September 27, 2004 revised February 2, 2005

      This Statement of Additional  Information is not a Prospectus.  This document contains additional  information  about the Fund and supplements  information in the Prospectus dated
September 27, 2004. It should be read  together with the  Prospectus,  which may be obtained by  writing to the Fund's  Transfer  Agent,  OppenheimerFunds  Services,  at P.O.  Box 5270,
Denver,  Colorado 80217, by calling the Transfer Agent at the toll-free  number shown above, or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund
Additional Information about the Fund's Investment Policies and Risks.........
   The Fund's Investment Policies.............................................
   Other Investment Strategies................................................
   Investment Restrictions....................................................
How the Fund is Managed.......................................................
   Organization and History...................................................
   Board of Directors and Oversight Committees................................
   Directors and Officers of the Fund.........................................
   The Manager................................................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Fund.........................................

Financial Information About the Fund
Independent Auditors' Report..................................................
Financial Statements..........................................................

Appendix A: Ratings Definitions............................................A-1
Appendix B: Industry Classifications.......................................B-1

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A B O U T T H E F U N D
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Additional Information About the Fund's Investment Policies and Risks

.......The  investment  objective  and the  principal  investment  policies  of the  Fund are described in the Prospectus.  This Statement of Additional Information contains supplemental information  about those  policies and the types of  securities  that the Fund's  investment
Manager, OppenheimerFunds,  Inc., will select for the Fund. Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment  Policies.  The Fund's objective is to seek the maximum current income that is consistent with stability of principal.  The Fund will not make investments with the objective of seeking capital growth.  However,  the value of the securities held by the Fund may be  affected by changes in general  interest  rates.  Because the current  value of debt securities  varies  inversely with changes in prevailing  interest  rates, if interest rates increase  after a security is purchased,  that  security  would  normally  decline in value.
Conversely,  if interest rates decrease after a security is purchased, its value would rise.
However,  those  fluctuations in value will not generally result in realized gains or losses to the Fund since the Fund does not usually  intend to dispose of securities  prior to their maturity.  A debt security  held to maturity is  redeemable by its issuer at full  principal value plus accrued interest.

      The Fund may sell securities prior to their maturity,  to attempt to take advantage of short-term  market  variations,  or because of a revised credit  evaluation of the issuer or other  considerations.  The Fund may also do so to generate cash to satisfy  redemptions  of
Fund shares. In such cases, the Fund may realize a capital gain or loss on the security.

      |X|   Ratings of Securities -- Portfolio Quality, Maturity and Diversification.  Under
Rule 2a-7 of the  Investment  Company Act of 1940 (the  "Investment  Company  Act") the Fund
uses the  amortized  cost method to value its  portfolio  securities to determine the Fund's net  asset  value  per  share.  Rule  2a-7  places  restrictions  on a money  market  fund's investments.  Under that Rule, the Fund may purchase only those securities that the Manager, under Board-approved  procedures, has determined have minimal credit risks and are "Eligible
Securities."  The rating  restrictions  described in the  Prospectus  and this  Statement of
Additional Information do not apply to banks in which the Fund's cash is kept.

      An  "Eligible  Security"  is one  that  has  been  rated  in one  of the  two  highest
short-term  rating  categories  by  any  two   "nationally-recognized   statistical   rating
organizations."  That term is  defined  in Rule  2a-7 and they are  referred  to as  "Rating
Organizations" in this Statement of Additional Information.  If only one Rating Organization has  rated  that  security,  it  must  have  been  rated  in one of the two  highest  rating categories by that Rating  Organization.  An unrated security that is judged by the Manager, subject to review by the Fund's Board of Directors,  to be of comparable quality to Eligible
Securities rated by Rating Organizations may also be an "Eligible Security."

      Rule 2a-7  permits the Fund to purchase any number of "First Tier  Securities."  These are Eligible  Securities  that have been rated in the highest rating category for short-term debt obligations by at least two Rating  Organizations.  If only one Rating Organization has rated a particular security,  it must have been rated in the highest rating category by that
Rating Organization. Comparable unrated securities may also be First Tier Securities.

      Under Rule  2a-7,  the Fund may  invest  only up to 5% of its total  assets in "Second
Tier  Securities."  Those are Eligible  Securities that are not "First Tier  Securities." In addition, the Fund may not invest more than:
   o? 5% of its total  assets  in the  securities  of any one  issuer  (other  than the U.S.
      government, its agencies or instrumentalities) or
   o  1% of its total assets or $1 million  (whichever is greater) in Second Tier Securities of any one issuer.

      Under Rule 2a-7, the Fund must maintain a dollar-weighted  average portfolio  maturity of not more than 90 days,  and the  maturity  of any  single  portfolio  investment  may not exceed 397 days. The Board regularly  reviews reports from the Manager to show the Manager's compliance with the Fund's procedures and with the Rule.

      If a  security's  rating  is  downgraded,  the  Manager  and/or  the Board may have to reassess the  security's  credit risk. If a security has ceased to be a First Tier Security, the Manager will promptly reassess whether the security  continues to present minimal credit risk. If the Manager  becomes aware that any Rating  Organization  has downgraded its rating of a Second  Tier  Security or rated an unrated  security  below its second  highest  rating category,  the Fund's  Board of  Directors  shall  promptly  reassess  whether the  security presents  minimal credit risk and whether it is in the best interests of the Fund to dispose of it.

      If the Fund disposes of the security  within five days of the Manager  learning of the downgrade,  the Manager will provide the Board with subsequent notice of such downgrade.  If a security is in default,  or ceases to be an Eligible Security,  or is determined no longer to present  minimal credit risks,  the Board must determine  whether it would be in the best interests of the Fund to dispose of the security.

      The Rating  Organizations  currently designated as  nationally-recognized  statistical rating  organizations  by the  Securities  and  Exchange  Commission  ("SEC") are Standard &
Poor's (a division of the McGraw-Hill  Companies),  Moody's Investors Service,  Inc., Fitch,
Inc. and Dominion Bond Rating  Service  Limited.  Appendix A to this Statement of Additional
Information  contains  descriptions of the rating categories of those Rating  Organizations.
Ratings at the time of purchase will determine whether  securities may be acquired under the restrictions described above.

      |X|   U.S. Government  Securities.  U.S. government  securities are obligations issued or guaranteed  by the U.S.  Government  or its agencies or  instrumentalities.  They include
Treasury  Bills  (which  mature  within one year of the date they are issued)  and  Treasury
Notes and Bonds  (which are issued with longer  maturities).  All  Treasury  securities  are backed by the full faith and credit of the United States.

      U.S.  government  agencies and  instrumentalities  that issue or guarantee  securities include,  but  are  not  limited  to,  the  Federal  Housing  Administration,  Farmers  Home
Administration,  Export-Import  Bank of the United States,  Small  Business  Administration,
Government  National  Mortgage  Association,  General  Services  Administration,   Bank  for
Cooperatives,  Federal Home Loan Banks,  Federal  Home Loan  Mortgage  Corporation,  Federal
Intermediate  Credit  Banks,  Federal Land Banks,  Maritime  Administration,  the  Tennessee
Valley Authority and the District of Columbia Armory Board.

      Securities issued or guaranteed by U.S. government agencies and  instrumentalities are not  always  backed  by the full  faith and  credit  of the  United  States.  Some,  such as securities  issued by the Federal National Mortgage  Association  ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury.  Others,  such as securities  issued by the  Federal  Home Loan  Mortgage  Corporation  ("Freddie  Mac"),  are
supported  only  by the  credit  of the  instrumentality  and  not by the  Treasury.  If the securities are not backed by the full faith and credit of the United  States,  the purchaser must look  principally  to the agency  issuing the  obligation  for repayment and may not be able to assert a claim  against the United States if the issuing  agency or  instrumentality does not meet its commitment.

      Among  the  U.S.  government  securities  that  may  be  purchased  by  the  Fund  are
"mortgage-backed  securities"  of  Fannie  Mae,  Government  National  Mortgage  Association
("Ginnie  Mae") and Freddie  Mac.  Timely  payment of  principal  and interest on Ginnie Mae pass-through  is  guaranteed  by the full  faith and  credit  of the  United  States.  These
mortgage-backed    securities   include   "pass-through"   securities   and   "participation
certificates."  Both  types of  securities  are  similar,  in that they  represent  pools of mortgages  that are  assembled  by a vendor who sells  interests  in the pool.  Payments  of principal and interest by individual  mortgagors are "passed  through" to the holders of the interests  in the pool.  Another  type of  mortgage-backed  security is the  "collateralized mortgage  obligation."  It is  similar  to a  conventional  bond and is secured by groups of individual mortgages.

      |X|   Time Deposits and Other Bank Obligations.  The types of "banks" whose securities
the  Fund  may  buy  include   commercial  banks,   savings  banks,  and  savings  and  loan
associations,  which may or may not be members of the Federal Deposit Insurance Corporation.
The Fund may also buy securities of "foreign banks" that are:
         o  foreign  branches  of U.S.  banks  (which may be issuers of  "Eurodollar"  money market instruments),
         o? U.S.  branches  and  agencies of foreign  banks (which may be issuers of "Yankee dollar" instruments), or
         o? foreign branches of foreign banks.

      The Fund may invest in fixed time  deposits.  These are  non-negotiable  deposits in a bank for a  specified  period  of time at a  stated  interest  rate.  They may or may not be subject to withdrawal  penalties.  However, the Fund's investments in time deposits that are subject to penalties (other than time deposits  maturing in less than 7 days) are subject to the 10% investment  limitation for investing in illiquid securities,  set forth in "Illiquid and Restricted Securities" in the Prospectus.

      The Fund will buy bank  obligations  only from a domestic bank with total assets of at least $2.0  billion  or from a foreign  bank with total  assets of at least  $30.0  billion.
Those asset requirements apply only at the time the obligations are acquired.

      |X|   Insured Bank Obligations.  The Federal Deposit Insurance Corporation insures the deposits of banks and savings and loan associations up to $100,000 per investor.  Within the limits set forth in the Prospectus,  the Fund may purchase bank  obligations  that are fully insured  as to  principal  by the FDIC.  To remain  fully  insured  as to  principal,  these investments  must  currently be limited to $100,000 per bank.  If the  principal  amount and accrued  interest  together  exceed  $100,000,  then the accrued  interest in excess of that
$100,000 will not be insured.

      |X|   Bank  Loan  Participation   Agreements.   The  Fund  may  invest  in  bank  loan
participation  agreements,  subject to the investment limitation set forth in the Prospectus as to investments  in illiquid  securities.  If the Fund invests in bank loan  participation agreements,  they are not  expected to exceed 5% of the Fund's total  assets.  Participation agreements  provide  an  undivided  interest  in  a  loan  made  by  the  bank  issuing  the participation  interest in the  proportion  that the buyer's  investment  bears to the total principal amount of the loan.  Under this type of arrangement,  the issuing bank may have no obligation  to the buyer other than to pay  principal  and  interest on the loan if and when received by the bank.  Thus,  the Fund must look to the  creditworthiness  of the  borrower, which is obligated to make  payments of principal  and interest on the loan. If the borrower fails to pay scheduled  principal or interest payments,  the Fund may experience a reduction in income.

      |X|   Asset-Backed Securities. These securities,  issued by trusts and special purpose
corporations,   are  backed  by  pools  of  assets,  primarily  automobile  and  credit-card receivables  and home  equity  loans.  They pass  through  the  payments  on the  underlying obligations to the security  holders (less servicing fees paid to the originator or fees for any credit  enhancement).  The value of an  asset-backed  security is affected by changes in the market's  perception  of the asset  backing the security,  the  creditworthiness  of the servicing  agent  for  the  loan  pool,  the  originator  of the  loans,  or  the  financial institution providing any credit enhancement.

      Payments  of  principal  and  interest  passed  through  to  holders  of  asset-backed securities are typically supported by some form of credit  enhancement,  such as a letter of credit,  surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other  securities.  The degree of credit  enhancement  varies,  and generally applies to only a fraction of the asset-backed  security's par value until exhausted. If the credit enhancement of an asset-backed  security held by the Fund has been exhausted,  and if any required  payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

      The risks of  investing in  asset-backed  securities  are  ultimately  dependent  upon payment of consumer loans by the  individual  borrowers.  As a purchaser of an  asset-backed security,  the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The  underlying  loans are  subject to  prepayments, which  shorten the weighted  average  life of  asset-backed  securities  and may lower their return,  in the same  manner  as for  prepayments  of a pool of  mortgage  loans  underlying mortgage-backed securities.  However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

      |X|   Repurchase  Agreements.  In  a  repurchase  transaction,  the  Fund  acquires  a security  from,  and  simultaneously  resells it to, an approved  vendor for  delivery on an agreed-upon  future  date.  The resale price  exceeds the  purchase  price by an amount that reflects an  agreed-upon  interest rate effective for the period during which the repurchase agreement is in effect. An "approved vendor" may be a U.S.  commercial bank, the U.S. branch of a foreign  bank,  or a  broker-dealer  which  has been  designated  a  primary  dealer in government  securities.  They must meet the credit requirements set by the Manager from time to time.

      The majority of these  transactions run from day to day, and delivery  pursuant to the resale  typically  will  occur  within one to five days of the  purchase.  The Fund will not enter  into a  repurchase  agreement  that will  cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

      Repurchase  agreements  are  considered  "loans"  under the  Investment  Company  Act, collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase  agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully  collateralize  the repayment  obligation.  The Manager will monitor the vendor's  creditworthiness  to confirm that the vendor is financially sound and will  monitor the  collateral's  value.  However,  if the vendor fails to pay the resale price on the delivery  date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant  to an  Exemptive  Order  issued  by the SEC,  the  Fund,  along  with  other affiliated  entities managed by the Manager,  may transfer uninvested cash balances into one or more joint  repurchase  accounts.  These balances are invested in one or more  repurchase agreements,  secured by U.S.  government  securities.  Securities  pledged as collateral for repurchase  agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires  that the market value of the  collateral be sufficient to cover  payments of interest  and  principal;  however,  in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Other Investment Strategies

      |X|   Floating  Rate/Variable  Rate  Obligations.  The Fund may invest in  instruments with floating or variable  interest  rates.  The interest rate on a floating rate obligation is based on a stated  prevailing  market rate,  such as a bank's prime rate, the 90-day U.S.
Treasury Bill rate, the rate of return on commercial paper or bank  certificates of deposit, or some other standard.  The rate on the investment is adjusted  automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted  automatically at a specified  interval of not less than one year.  Some variable rate or floating rate  obligations  in which the Fund may invest  have  a  demand  feature  entitling  the  holder  to  demand  payment  of an  amount approximately  equal to the amortized cost of the instrument or the principal  amount of the instrument  plus accrued  interest at any time, or at specified  intervals not exceeding one year. These notes may or may not be backed by bank letters of credit.

      Variable  rate demand notes may include  master demand  notes,  which are  obligations that permit the Fund to invest  fluctuating  amounts in a note.  The amount may change daily without penalty,  pursuant to direct  arrangements  between the Fund, as the note purchaser, and the issuer of the note. The interest  rates on these notes  fluctuate from time to time.
The issuer of this type of obligation  normally has a corresponding right in its discretion, after a given period,  to prepay the  outstanding  principal  amount of the obligation  plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those  obligations.  Generally,  the changes in the interest rate on those securities reduce the  fluctuation  in their  market  value.  As  interest  rates  decrease or  increase,  the potential  for  capital  appreciation  or  depreciation  is less  than  that for  fixed-rate obligations having the same maturity.

      Because these types of obligations  are direct lending  arrangements  between the note purchaser  and  issuer  of the  note,  these  instruments  generally  will  not  be  traded.
Generally,  there is no  established  secondary  market  for  these  types  of  obligations, although  they are  redeemable  from the  issuer at face  value.  Accordingly,  where  these obligations are not secured by letters of credit or other credit support  arrangements,  the
Fund's right to redeem them is dependent on the ability of the note issuer to pay  principal and interest on demand.  These types of  obligations  usually are not rated by credit rating agencies.  The  Fund may  invest  in  obligations  that are not  rated  only if the  Manager determines at the time of investment that the  obligations are of comparable  quality to the other  obligations in which the Fund may invest.  The Manager,  on behalf of the Fund,  will monitor the  creditworthiness  of the issuers of the floating and variable rate  obligations in the Fund's portfolio on an ongoing basis.

      |X|   Loans of Portfolio  Securities.  To attempt to increase its income, the Fund may lend its portfolio securities to brokers,  dealers and other financial  institutions.  These loans are  limited  to not more than 10% of the value of the  Fund's  total  assets  and are subject to other  conditions  described below.  There are some risks in lending  securities.
The Fund could experience a delay in receiving additional  collateral to secure a loan, or a delay in recovering  the loaned  securities.  The Fund presently does not intend to lend its securities,  but if it does, the value of securities  loaned is not expected to exceed 5% of the Fund's total assets.

      The Fund may  receive  collateral  for a loan.  Under  current  applicable  regulatory requirements  (which are subject to change),  on each business day the loan  collateral must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit,  U.S.  government  securities or other cash  equivalents in which the Fund is permitted to invest.  To be  acceptable as  collateral,  letters of credit must  obligate a bank to pay amounts  demanded by the Fund if the demand  meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund.

      When it lends  securities,  the Fund receives from the borrower an amount equal to the interest  paid or the  dividends  declared on the loaned  securities  during the term of the loan.  It may  also  receive  negotiated  loan  fees  and  the  interest  on the  collateral securities,  less any  finders',  custodian,  administrative  or other fees the Fund pays in connection  with the loan.  The Fund may share the  interest it  receives on the  collateral securities  with the  borrower as long as it realizes at least a minimum  amount of interest required by the lending guidelines established by its Board of Directors.

      The Fund will not lend its portfolio securities to any officer, Director,  employee or affiliate of the Fund or its Manager.  The terms of the Fund's loans must meet certain tests under the Internal Revenue Code and permit the Fund to reacquire  loaned  securities on five business days notice or in time to vote on any important matter.

      |X|   Illiquid  and   Restricted   Securities.   Under  the  policies  and  procedures
established  by the Fund's  Board of  Directors,  the Manager  determines  the  liquidity of certain of the Fund's investments.  Investments may be illiquid because of the absence of an active trading  market,  making it difficult to value them or dispose of them promptly at an acceptable  price.  A  restricted  security  may have  terms  that limit its resale to other investors or may require registration under applicable laws before it may be sold publicly.

      Illiquid  securities  the Fund can buy include issues that may be redeemed only by the issuer upon more than seven days notice or at maturity,  repurchase  agreements  maturing in more than seven days,  fixed time deposits  subject to withdrawal  penalties which mature in more than  seven  days,  and other  securities  that  cannot be sold  freely due to legal or contractual  restrictions  on resale.  Contractual  restrictions  on the resale of  illiquid securities  might  prevent or delay their sale by the Fund at a time when such sale would be desirable.

      There are  restricted  securities  that are not illiquid  that the Fund can buy.  They include  certain master demand notes  redeemable on demand,  and  short-term  corporate debt instruments  that are not related to current  transactions  of the issuer and  therefore are not exempt from registration as commercial paper.  Illiquid  securities  include  repurchase agreements  maturing  in more than 7 days,  or certain  participation  interests  other than those with puts exercisable within 7 days.

Investment Restrictions

      |X|   What Are "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has  adopted to govern its  investments  that can be changed  only by the vote of a
"majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, a
"majority" vote is defined as the vote of the holders of the lesser of:
         o? 67% or more of the  shares  present  or  represented  by proxy at a  shareholder meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         o  more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy.  Other policies described in the Prospectus or this Statement of Additional  Information are  "fundamental"  only if they are  identified as such. The Fund's Board of Directors can change  non-fundamental  policies without shareholder  approval.  However,  significant changes to investment policies will be described in  supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's principal investment policies are described in the
Prospectus.

      |X|   Does the Fund Have Additional  Fundamental  Policies?  The following  investment restrictions are fundamental  policies of the Fund as contemplated by the Investment Company
Act.  The  limitations  of the  following  policies  may be changed  to the extent  that the corresponding  policies  of the Act are  changed by  amendment,  exemptive  or  interpretive relief:
         o? The Fund cannot  invest more than 5% of its total  assets in  securities  of any issuer (except the U.S. government or its agencies or instrumentalities).
         o? The Fund cannot concentrate  investments in any particular  industry;  therefore the Fund will not  purchase the  securities  of companies in any one industry if more  than  25% of the  value  of the  Fund's  total  assets  would  consist  of securities  of companies in that  industry.  Except for  obligations  of foreign branches of domestic  banks,  or  obligations  issued or  guaranteed  by foreign
            banks,  the  Fund's   investments  in  U.S.   government   securities  and  bank
            obligations described in the prospectus are not included in this limitation.
         o? The Fund cannot make loans,  except to the extent permitted under the Investment
            Company Act, the rules or  regulations  thereunder  or any  exemption  therefrom that is applicable to the Fund, as such  statute,  rules or  regulations  may be amended or interpreted from time to time. (See "Interfund  Borrowing and Lending
            Arrangements" above).
         o? The  Fund may not  borrow  money,  except  to the  extent  permitted  under  the
            Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted  from time to time. (See "Interfund  Borrowing and
            Lending Arrangements" above).
         o? The Fund  cannot  invest in  commodities  or  commodity  contracts  or invest in interests  in oil,  gas, or other  mineral  exploration  or mineral  development programs.
         o? The  Fund  cannot  invest  in  real  estate.  However,  the  Fund  may  purchase commercial  paper issued by  companies  which invest in real estate or interests in real estate.
         o? The  Fund  cannot  purchase   securities  on  margin  or  make  short  sales  of
            securities.
         o? The Fund cannot  invest in or hold  securities  of any issuer if those  officers and directors of the Fund or its advisor who beneficially own individually  more than 1/2 of 1% of the  securities  of such issuer  together  own more than 5% of the securities of such issuer;
         o? The Fund cannot underwrite securities of other companies.
         o? The Fund cannot invest in securities of other investment companies.

      The Fund  cannot  issue  "senior  securities,"  but this  does  not  prohibit  certain investment activities for which assets of the Fund are designated as segregated,  or margin, collateral  or  escrow  arrangements  are  established,  to cover the  related  obligations.
Examples  of those  activities  include  borrowing  money,  reverse  repurchase  agreements, delayed-delivery  and when-issued  arrangements for portfolio securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

      Unless the  Prospectus  or this  Statement  of  Additional  Information  states that a percentage  restriction  applies on an ongoing  basis,  it applies only at the time the Fund makes  an  investment  (except  in  the  case  of  borrowing  and  investments  in  illiquid securities).  The Fund need not sell  securities to meet the percentage  limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate  its investments in securities of issuers,  the Fund has adopted the industry  classifications set forth in Appendix B to this
Statement of Additional Information. This is not a fundamental policy.

How the Fund Is Managed

Organization and History. The Fund is a corporation  organized in Maryland in 1973. The Fund is a diversified, open-end management investment company.

      |X|   Classes of Shares.  The Board of Directors  has the power,  without  shareholder approval to divide unissued shares of the Fund into two or more classes.  The Board has done so, and the Fund  currently has two classes of shares:  Class A and Class Y. Both classes of shares  of the  Fund  are  freely  transferable.  Each  share  has one  vote at  shareholder meetings,  with fractional  shares voting  proportionally  on matters submitted to a vote of shareholders.  There are no preemptive or conversion rights and shares  participate  equally in the assets of the Fund upon liquidation.

      |X|   Meetings of Shareholders.  As a Maryland  corporation,  the Fund is not required to hold, and does not plan to hold,  regular annual meetings of shareholders.  The Fund will hold meetings when required to do so by the Investment  Company Act or other applicable law, or when a  shareholder  meeting is called by the  Directors  or upon  proper  request of the shareholders.

      The  Directors  will  call a  meeting  of  shareholders  to vote on the  removal  of a
Director upon the written  request of the record holders of 10% of its  outstanding  shares.
If the Directors  receive a request from at least 10 shareholders  stating that they wish to communicate  with  other  shareholders  to  request a  meeting  to  remove a  Director,  the
Directors will then either make the Fund's  shareholder  list available to the applicants or mail  their  communication  to all  other  shareholders  at  the  applicants'  expense.  The shareholders  making the  request  must have been  shareholders  for at least six months and must hold  shares of the Fund valued at $25,000 or more or  constituting  at least 1% of the
Fund's  outstanding  shares,  whichever is less. The Directors may take such other action as is permitted under the Investment Company Act.

Board of Directors and Oversight  Committees.  The Fund is governed by a Board of Directors, which is responsible  for protecting the interests of  shareholders  under Maryland law. The
Directors meet  periodically  throughout the year to oversee the Fund's  activities,  review its performance,  and review the actions of the Manager. Although the Fund will not normally hold annual  meetings of its  shareholders,  it may hold  shareholder  meetings from time to time on important  matters,  and  shareholders  have the right to call a meeting to remove a
Director or to take other action described in the Fund's Articles of Incorporation.

      The Board of Directors has an Audit Committee,  a Regulatory & Oversight Committee,  a
Governance  Committee  and a Proxy  Committee.  The Audit  Committee is comprised  solely of
Independent Directors.  The members of the Audit Committee are Joel Motley (Chairman),  Mary
Miller,  Kenneth Randall and Edward V. Regan. The Audit Committee held 6 meetings during the
Fund's  fiscal  year  ended  July 31,  2004.  The Audit  Committee  provides  the Board with recommendations  regarding  the  selection  of the  Fund's  independent  auditor.  The Audit
Committee  also reviews the scope and results of audits and the audit fees charged,  reviews reports  from the Fund's  independent  auditor  concerning  the Fund's  internal  accounting procedures and controls and reviews reports of the Manager's  internal auditor,  among other duties as set forth in the Committee's charter.

      The members of the Regulatory & Oversight Committee are Robert Galli (Chairman),  Joel
Motley and Phillip  Griffiths.  The Regulatory & Oversight  Committee held 6 meetings during the Fund's fiscal year ended July 31, 2004. The Regulatory & Oversight  Committee  evaluates and reports to the Board on the Fund's  contractual  arrangements,  including the Investment
Advisory and  Distribution  Agreements,  transfer and  shareholder  service  agreements  and custodian  agreements as well as the policies and  procedures  adopted by the Fund to comply with the Investment  Company Act and other  applicable  law, among other duties as set forth in the Committee's charter.

      The members of the  Governance  Committee are Phillip  Griffiths  (Chairman),  Kenneth
Randall and Russell S.  Reynolds,  Jr. The Governance  Committee held 7 meetings  during the
Fund's  fiscal  year  ended July 31,  2004.  The  Governance  Committee  reviews  the Fund's governance  guidelines,  assesses the  adequacy of the Fund's Codes of Ethics,  and develops qualification  criteria for Board members consistent with the Fund's governance  guidelines, among other duties set forth in the Committee's charter.

      The  members  of the Proxy  Committee  are Edward  Regan  (Chairman),  and  Russell S.
Reynolds,  Jr. and John V.  Murphy.  The Proxy  Committee  held 1 meeting  during the Fund's
fiscal  year  ended  July  31,   2004.   The  Proxy   Committee   provides  the  Board  with
recommendations for proxy voting and monitors proxy voting by the Fund.

Directors  and  Officers of the Fund.  Except for Mr.  Murphy,  each of the  Directors is an
"Independent  Director,"  under the  Investment  Company Act. Mr.  Murphy is an  "Interested
Director,"  because  he is  affiliated  with the  Manager by virtue of his  positions  as an officer and director of the Manager, and as a shareholder of its parent company.

      The Fund's Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during the past five years are listed in the chart below. The information for each Trustee also includes the dollar range of shares beneficially owned in the Fund and the aggregate dollar range of shares beneficially owned in all registered investment companies in the Oppenheimer fund family that are overseen by the Trustee ("Supervised Funds"). All of the Trustees except
Mr. Fink and Mr. Murphy are also trustees or directors of each of the following publicly offered Oppenheimer funds (referred to as "Board I Funds"). Mr. Murphy is a director of the funds indicated with an asterisk and Mr. Fink and Mr. Murphy are both trustees or directors of the funds indicated with two asterisks.

Oppenheimer AMT-Free Municipals
Oppenheimer     AMT-Free    New    York

Municipals**                            Oppenheimer Growth Fund**
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund** Oppenheimer International Growth Fund

                                        Oppenheimer  International  Small Company

Oppenheimer Capital Appreciation Fund** Fund
Oppenheimer Capital Preservation Fund   Oppenheimer Money Market Fund, Inc.**
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund**            Oppenheimer Multi-Sector Income Trust**
Oppenheimer Emerging Growth Fund*       Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund*
Oppenheimer Enterprise Fund             Oppenheimer Series Fund, Inc.**

Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund**
Oppenheimer  Gold  &  Special  Minerals
Fund**                                  Oppenheimer U.S. Government Trust*

      In addition to being a trustee or director of the Board I Funds,  Mr.  Galli is also a director  or trustee of 10 other  portfolios  in the  OppenheimerFunds  complex.  Present or former officers,  directors,  trustees and employees (and their immediate family members) of the Fund,  the Manager and its  affiliates,  and  retirement  plans  established by them for their  employees  are  permitted  to  purchase  shares of the Fund and Class A shares of the other Oppenheimer funds at net asset value without sales charge.  The sales charges on Class
A shares is waived for that group because of the economies of sales efforts  realized by the
Distributor.

      Messrs.  Murphy,  Petersen,  Vandehey,  Vottiero,  Weiss,  Wixted and Zack,  and Mses.
Bloomberg,  , Ives,  and Wolf,  respectively  hold the same  offices with one or more of the other Board I Funds as with the Fund.  As of August 30, 2004,  the Directors and officers of the Fund, as a group,  owned of record or beneficially  less than 1% of each class of shares of the Fund. The foregoing  statement does not reflect  ownership of shares of the Fund held of record by an employee  benefit plan for  employees of the Manager,  other than the shares beneficially  owned under the plan by the  officers of the Fund listed  above.  In addition, each Independent  Director,  and his or her family members,  do not own securities of either the  Manager  or  Distributor  of the Board I Funds or any  person  directly  or  indirectly controlling, controlled by or under common control with the Manager or Distributor.

|X|   Affiliated  Transactions  and  Material  Business  Relationships.   Mr.  Reynolds  has
reported he has a controlling  interest in The Directorship  Group, Inc. ("The  Directorship
Search  Group"),  a  director   recruiting  firm  that  provided   consulting   services  to
Massachusetts  Mutual Life  Insurance  Company  (which  controls  the  Manager)  for fees of
$137,500 for the calendar  your ended  December 31, 2002.  Mr.  Reynolds  reported  that The
Directorship Search Group did not provide consulting  services to Massachusetts  Mutual Life
Insurance  Company  during  the  calendar  ended  December  31,  2003 and does not expect to provide any such services in the calendar year ended December 31, 2004.

      The Independent  Directors have unanimously  (except for Mr. Reynolds,  who abstained)
determined  that the  consulting  arrangements  between The  Directorship  Search  Group and
Massachusetts  Mutual Life  Insurance  Company  were not material  business or  professional relationships  that  would  compromise  Mr.  Reynolds'  status as an  Independent  Director.
Nonetheless,  to assure  certainty  as to  determinations  of the Board and the  Independent
Directors  as to  matters  upon which the  Investment  Company  Act or the rules  thereunder require  approval by a majority of Independent  Directors,  Mr. Reynolds will not be counted for  purposes  of  determining  whether a quorum of  Independent  Directors  was  present or whether a majority of Independent Directors approved the matter.

      The address of each Director in the chart below is 6803 S. Tucson Way, Centennial, CO
80112-3924. Each Director serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                               Independent Directors
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                Principal Occupation(s) During Past 5    Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                     Years;                                   Range of   Any of the
Position(s) Held     Other Trusteeships/Directorships Held    Shares     Oppenheimer
with Fund,           by Director;                             BeneficiallFunds
Length of Service,   Number of Portfolios in Fund Complex     Owned in   Overseen
Age                  Currently Overseen by Director           the Fund   by Director
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Clayton K. Yeutter,  Of Counsel  (since  June  1993)  Hogan & $None      Over
Chairman of the      Hartson (a law firm); a director  (since            $100,000
Board of Directors   2002)   of   Danielson   Holding   Corp.
since 2003;          Formerly  a  director  of   Weyerhaeuser
Director since 1991  Corp.  (1999-April  2004),  Caterpillar,
Age: 73              Inc.   (1993-December   2002),   ConAgra
                     Foods  (1993-2001),   Texas  Instruments
                     (1993-2001)    and    FMC    Corporation
                     (1993-2001).  Oversees 25  portfolios in
                     the OppenheimerFunds complex
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli,     A   trustee   or   director   of   other $50,001-100Over
Director since 1993  Oppenheimer    funds..    Oversees    35            $100,000
Age: 71              portfolios   in   the   OppenheimerFunds
                     complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip A.           A   director   (since   1991)   of   the $None      Over
Griffiths, Director  Institute     for    Advanced     Study,            $100,000
since 1999           Princeton,   N.J.,  a  director   (since
Age: 65              2001) of GSI Lumonics,  a trustee (since
                     1983)  of  Woodward  Academy,  a  Senior
                     Advisor  (since  2001) of The  Andrew W.
                     Mellon  Foundation.  A  member  of:  the
                     National   Academy  of  Sciences  (since
                     1979),  American  Academy  of  Arts  and
                     Sciences    (since    1995),    American
                     Philosophical  Society  (since 1996) and
                     Council  on  Foreign   Relations  (since
                     2002).  Formerly a  director  of Bankers
                     Trust New York Corporation  (1994-1999).
                     Oversees    25    portfolios    in   the
                     OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mary Miller1         Trustee  (since  October  1998)  of  the None       None
Director since 2004  American  Symphony   Orchestra;   Senior
Age: 62              Vice   President  and  General   Auditor
                     (July   1998-February   2003)   American
                     Express Company.  Oversees 25 portfolios
                     in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joel W. Motley,      Director  (since 2002)  Columbia  Equity $None      $10,001-$50,000
Director since 2002  Financial     Corp.      (privately-held
Age: 52              financial  adviser);  Managing  Director
                     (since  2002)   Carmona   Motley,   Inc.
                     (privately-held    financial   adviser);
                     Formerly    he   held   the    following
                     positions:  Managing  Director  (January
                     1998-December   2001),.    Oversees   25
                     portfolios   in   the   OppenheimerFunds
                     complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kenneth A. Randall,  A  director  (since  February  1972)  of $1-10,000  Over
Director since 1980  Dominion   Resources,   Inc.   (electric            $100,000
Age: 77              utility   holding   company)  and  Prime
                     Retail,  Inc.  (real  estate  investment
                     trust);  formerly a director of Dominion
                     Energy,  Inc.  (electric power and oil &
                     gas   producer),   President  and  Chief
                     Executive   Officer  of  The  Conference
                     Board, Inc.  (international economic and
                     business  research)  and a  director  of
                     Lumbermens   Mutual  Casualty   Company,
                     American  Motorists   Insurance  Company
                     and   American    Manufacturers   Mutual
                     Insurance    Company.     Oversees    25
                     portfolios   in   the   OppenheimerFunds
                     complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward V. Regan,     President,   Baruch  College,   CUNY;  a $None      $50,001-$100,000
Director since 1993  director   of   RBAsset   (real   estate
Age: 74              manager);   a  director  of   OffitBank;
                     formerly Trustee,  Financial  Accounting
                     Foundation   (FASB  and  GASB),   Senior
                     Fellow   of   Jerome   Levy    Economics
                     Institute,  Bard  College,  Chairman  of
                     Municipal  Assistance   Corporation  for
                     the City of New  York,  New  York  State
                     Comptroller  and  Trustee  of  New  York
                     State   and   Local   Retirement   Fund.
                     Oversees 25 investment  companies in the
                     OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Russell S.           Chairman (since 1993) of The             $None      $10,001-$50,000
Reynolds, Jr.,       Directorship Search Group, Inc.
Director since 1989  (corporate governance consulting and
Age: 72              executive recruiting); a life trustee
                     of International House (non-profit
                     educational organization), and a former
                     trustee of the Greenwich Historical
                     Society. Oversees 25 portfolios in the
                     OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Matthew P. Fink,     Director (since October 1991) of ICI     $0         $0
Director since 2005  Education Foundation; President
Age:  64             (October 1991-October 2004) of the
                     Investment Company Institute; Director
                     (October 1991- October 2004) of ICI
                     Mutual Insurance Company.  Oversees 11
                     portfolios in the OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial Center, 225
Liberty Street-11th Floor, New York, NY 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                          Interested Director and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                Principal Occupation(s) During Past 5    Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                     Years;                                   Range of   Any of the
Position(s) Held     Other Trusteeships/Directorships Held    Shares     Oppenheimer
with Fund,           by Director;                             BeneficiallFunds
Length of Service,   Number of Portfolios in Fund Complex     Owned in   Overseen
Age                  Currently Overseen by Director           the Fund   by Director
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,      Chairman,  Chief  Executive  Officer and $50,001 -  Over
President and        director    (since    June   2001)   and 100,000    $100,000
Director             President  (since September 2000) of the
since 2001           Manager;  President  and a  director  or
Age: 55              trustee  of  other  Oppenheimer   funds;
                     President  and a  director  (since  July
                     2001) of Oppenheimer  Acquisition  Corp.
                     (the Manager's  parent holding  company)
                     and    of    Oppenheimer     Partnership
                     Holdings,   Inc.   (a  holding   company
                     subsidiary of the  Manager);  a director
                     (since       November      2001)      of
                     OppenheimerFunds  Distributor,  Inc.  (a
                     subsidiary  of  the  Manager);  Chairman
                     and a  director  (since  July  2001)  of
                     Shareholder   Services,   Inc.   and  of
                     Shareholder  Financial  Services,   Inc.
                     (transfer  agent   subsidiaries  of  the
                     Manager);   President   and  a  director
                     (since  July  2001) of  OppenheimerFunds
                     Legacy   Program  (a  charitable   trust
                     program  established by the Manager);  a
                     director  of  the  following  investment
                     advisory  subsidiaries  of the  Manager:
                     OFI   Institutional   Asset  Management,
                     Inc.,    Centennial   Asset   Management
                     Corporation,      Trinity     Investment
                     Management   Corporation   and   Tremont
                     Capital    Management,    Inc.    (since
                     November   2001),    HarbourView   Asset
                     Management  Corporation  and OFI Private
                     Investments,  Inc.  (since  July  2001);
                     President  (since  November 1, 2001) and
                     a   director   (since   July   2001)  of
                     Oppenheimer   Real   Asset   Management,
                     Inc.;  Executive Vice  President  (since
                     February 1997) of  Massachusetts  Mutual
                     Life  Insurance  Company (the  Manager's
                     parent company);  a director (since June
                     1995) of DLB Acquisition  Corporation (a
                     holding  company that owns the shares of
                     Babson   Capital   Management   LLC);  a
                     member   of   the   Investment   Company
                     Institute's Board of Governors  (elected
                     to serve from  October  3, 2003  through
                     September  30,  2006).  Formerly,  Chief
                     Operating Officer  (September  2000-June
                     2001)  of  the  Manager;  President  and
                     trustee  (November  1999-November  2001)
                     of  MML  Series   Investment   Fund  and
                     MassMutual      Institutional      Funds
                     (open-end   investment   companies);   a
                     director  (September  1999-August  2000)
                     of   C.M.   Life   Insurance    Company;
                     President,  Chief Executive  Officer and
                     director  (September  1999-August  2000)
                     of  MML   Bay   State   Life   Insurance
                     Company;   a  director  (June  1989-June
                     1998)  of  Emerald   Isle   Bancorp  and
                     Hibernia  Savings  Bank (a  wholly-owned
                     subsidiary  of  Emerald  Isle  Bancorp).
                     Oversees      73      portfolios      as
                     Trustee/Director  and 10  portfolios  as
                     Officer in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for Mr. Zack and Mses.
Bloomberg, Two World Financial Center, 225 Liberty Street-11th Floor, New York, NY
10281-1008, for Messrs.Petersen, Vandehey,Vottiero, Weiss and Wixted and Mses. Ives and
Wolf, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

------------------------------------------------------------------------------------
                               Officers of the Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Carol E. Wolf, Vice     Senior Vice  President of the Manager (since June 2000) and
President and           of HarbourView  Asset  Management  Corporation  (since June
Portfolio Manager       2003);  an officer of 6 portfolios in the  OppenheimerFunds
since 1988              complex.  Formerly Vice President of the Manager (June 1990
Age: 52                 - June 2000).
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Barry D. Weiss, Vice    Vice  President  of the  Manager  (since  July 2001) and of
President and           HarbourView  Asset  Management   Corporation   (since  June
Portfolio Manager       2003);  an officer of 6 portfolios in the  OppenheimerFunds
since 2001              complex.  Formerly  Assistant  Vice  President  and  Senior
Age: 40                 Credit Analyst of the Manager  (February  2000-June  2001).
                        Prior to joining  the  Manager  in  February  2000,  he was
                        Associate  Director,  Structured  Finance,  Fitch IBCA Inc.
                        (April 1998 - February 2000).

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice  President and Treasurer  (since March 1999) of
Treasurer since 1999    the Manager;  Treasurer  of  HarbourView  Asset  Management
Age: 44                 Corporation,    Shareholder   Financial   Services,   Inc.,
                        Shareholder   Services,   Inc.,   Oppenheimer   Real  Asset
                        Management   Corporation,   and   Oppenheimer   Partnership
                        Holdings,   Inc.   (since  March  1999),   of  OFI  Private
                        Investments,  Inc. (since March 2000), of  OppenheimerFunds
                        International  Ltd.  and  OppenheimerFunds  plc  (since May
                        2000), of OFI Institutional  Asset Management,  Inc. (since
                        November 2000), and of  OppenheimerFunds  Legacy Program (a
                        Colorado   non-profit   corporation)   (since  June  2003);
                        Treasurer and Chief  Financial  Officer (since May 2000) of
                        OFI  Trust  Company  (a  trust  company  subsidiary  of the
                        Manager);   Assistant   Treasurer  (since  March  1999)  of
                        Oppenheimer  Acquisition Corp. Formerly Assistant Treasurer
                        of   Centennial   Asset   Management   Corporation   (March
                        1999-October  2003)  and  OppenheimerFunds  Legacy  Program
                        (April  2000-June  2003);  Principal  and  Chief  Operating
                        Officer   (March   1995-March   1999)  at   Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An officer of 83 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Mark S. Vandehey,       Senior Vice President and Chief  Compliance  Officer (since
Vice President and      March  2004) of the  Manager;  Vice  President  (since June
Chief Compliance        1983) of  OppenheimerFunds  Distributor,  Inc.,  Centennial
Officer since 2004      Asset  Management  Corporation  and  Shareholder  Services,
Age:  54                Inc.  Formerly  (until  February  2004) Vice  President and
                        Director of  Internal  Audit of  OppenheimerFunds,  Inc. An
                        officer of 83 portfolios in the Oppenheimer funds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Philip Vottiero,        Vice President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice President/Corporate  Accounting of the
since 2002              Manager (July  1999-March 2002) prior to which he was Chief
Age: 41                 Financial Officer at Sovlink  Corporation  (April 1996-June
                        1999). An officer of 91 portfolios in the  OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Robert G. Zack,         Executive Vice  President  (since January 2004) and General
Secretary since 2001    Counsel  (since  February  2002)  of the  Manager;  General
Age: 56                 Counsel  and  a  director  (since  November  2001)  of  the
                        Distributor;  General  Counsel  (since  November  2001)  of
                        Centennial  Asset  Management   Corporation;   Senior  Vice
                        President  and General  Counsel  (since  November  2001) of
                        HarbourView  Asset  Management  Corporation;  Secretary and
                        General   Counsel  (since  November  2001)  of  Oppenheimer
                        Acquisition  Corp.;  Assistant  Secretary  and  a  director
                        (since  October  1997)  of  OppenheimerFunds  International
                        Ltd.  and  OppenheimerFunds   plc;  Vice  President  and  a
                        director (since  November 2001) of Oppenheimer  Partnership
                        Holdings,   Inc.;  a  director  (since  November  2001)  of
                        Oppenheimer  Real  Asset  Management,   Inc.;  Senior  Vice
                        President,  General  Counsel and a director (since November
                        2001) of Shareholder Financial Services,  Inc., Shareholder
                        Services,  Inc.,  OFI  Private  Investments,  Inc.  and OFI
                        Trust  Company;  Vice  President  (since  November 2001) of
                        OppenheimerFunds  Legacy Program; Senior Vice President and
                        General Counsel (since November 2001) of OFI  Institutional
                        Asset  Management,  Inc.;  a director  (since June 2003) of
                        OppenheimerFunds  (Asia)  Limited.   Formerly  Senior  Vice
                        President (May 1985-December  2003), Acting General Counsel
                        (November   2001-February   2002)  and  Associate   General
                        Counsel (May 1981-October  2001) of the Manager;  Assistant
                        Secretary of Shareholder Services,  Inc. (May 1985-November
                        2001),   Shareholder  Financial  Services,  Inc.  (November
                        1989-November  2001);  and  OppenheimerFunds  International
                        Ltd.  (October   1997-November  2001).  An  officer  of  83
                        portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice  President  (since  June 1998) and Senior  Counsel and
Assistant Secretary     Assistant  Secretary  (since  October 2003) of the Manager;
since 2001              Vice President (since 1999) and Assistant  Secretary (since
Age: 38                 October  2003)  of  the  Distributor;  Assistant  Secretary
                        (since  October  2003)  of  Centennial   Asset   Management
                        Corporation;  Vice President and Assistant Secretary (since
                        1999) of Shareholder  Services,  Inc.;  Assistant Secretary
                        (since  December 2001) of  OppenheimerFunds  Legacy Program and of Shareholder  Financial  Services,  Inc.. Formerly an
                        Assistant Counsel (August  1994-October 2003) and Assistant
                        Vice President of the Manager (August  1997-June  1998). An
                        officer of 83 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Brian Petersen,         Assistant Vice President of the Manager since August 2002;
Assistant Treasurer     formerly Manager/Financial Product Accounting (November
since 2004              1998-July 2002) of the Manager. An officer of 83
Age: 34                 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------
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Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager since
Assistant Secretary     May 2004; formerly First Vice President and Associate
since 2004              General Counsel of UBS Financial Services Inc. (formerly,
Age:  36                PaineWebber Incorporated) (May 1999 - April 2004) prior to which she was an Associate at Skaden, Arps, Slate, Meagher
                        & Flom, LLP (September 1996 - April 1999). An officer of
                        83 portfolios in the OppenheimerFunds complex.
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                           Estimated      ATotalate Compensation                                                             Retirement
      |X|                                                                                                    Benefits Accrued as Part of Fund Expenses
Remuneration         of
Directors.          The
officers  of  the  Fund
and    one    of    the
Directors  of the  Fund
(Mr.  Murphy)  who  are
affiliated   with   the
Manager    receive   no
salary  or fee from the
Fund.   The   remaining
Directors  of the  Fund
received            the
compensation      shown
below   from  the  Fund
with   respect  to  the
Fund's    fiscal   year
ended  July  31,   2004
The  compensation  from
all 25 of the  Board  I
Funds   (including  the
Fund)        represents
compensation   received
for    serving   as   a
director   or   trustee
and    member    of   a
committee           (if
applicable)    of   the
boards  of those  funds                 Compensation Fund1
during   the   calendar                   From All
year   ended   December      Annual     Oppenheimer
31, 2003.                  Retirement    Funds For
                          Benefits to      Which
Director Name and           be Paid      Individual
Other Fund Position(s)        Upon       Serves As
(as applicable)           Retirement2  Trustee/Director
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Clayton K. Yeutter          $9,59253      $10,362        $61,306        $152,079
Chairman of the Board
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Robert G. Galli              $7,141        $8,121        $80,9234      $213,5365
Regulatory & Oversight
Committee Chairman
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Phillip Griffiths
Governance Committee
Chairman and Regulatory     $7,1826        $2,961        $23,309        $74,500
& Oversight Committee
Member
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Joel W. Motley
Audit Committee Chairman
and Regulatory &            $7,5667         $574         $14,530        $68,900
Oversight Committee
Member
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Kenneth A. Randall           $6,573          $0          $79,622        $93,989
Audit Committee Member
and Governance Committee
Member
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Edward V. Regan              $6,428        $8,748        $59,353        $98,983
Proxy Committee
Chairman  and Audit
Committee Member
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Russell S. Reynolds, Jr.     $5,657        $7,713        $60,720        $77,002
Proxy Committee Member
and Governance Committee
Member
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Donald Spiro                 $3,539        $2,762        $20,6678       $64,080
Vice Chairman of the
Board
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Messrs. Levy and Lipstein and Ms. Moynihan retired as Trustees from Board I effective
January 1, 2003, March 31, 2003 and July 31, 2003, respectively. For the fiscal year ended
July 31, 2004, Ms. Moynihan received $601 aggregate compensation from the Fund. For the calendar year ended December 31, 2003, Messrs. Levy and Lipstein and Ms. Moynihan received
$43,425, $75,076 and $88,229, respectively, of total compensation from all of the
Oppenheimer funds for which they served as trustees/directors.
1.    Aggregate Compensation From Fund includes fees and deferred compensation,  if any, for a Director.
2.    Estimated  Annual  Retirement  Benefits  to be Paid  Upon  Retirement  is  based  on a straight life payment plan election  with the  assumption  that a Director will retire at the age of 75 and is  eligible  (after 7 years of  service)  to receive  retirement  plan benefits as described below under "Retirement Plan for Directors."
3.    Includes  $2,398  deferred  by  Mr.  Yeutter  under  the  Deferred  Compensation  Plan described below.
4.    Includes  $36,990  estimated  to be paid to Mr.  Galli for  serving  as a  trustee  or director of 10 other Oppenheimer funds that are not Board I Funds.
5.    Includes  $96,000  paid to Mr.  Galli for  serving as trustee or  director of 10 other
   Oppenheimer funds that are not Board I Funds.
6.    Includes  $7,182  deferred  by Mr.  Griffiths  under the  Deferred  Compensation  Plan described below.
7.    Includes $3,026 deferred by Mr. Motley under the Deferred  Compensation Plan described below.
8.    The  amount for Mr.  Spiro is based on the  assumption  that he will  retire at age 82 when he becomes eligible to receive retirement plan benefits (after 7 years of service).

|X|   Retirement  Plan for Directors.  The Fund has adopted a retirement  plan that provides for  payments  to  retired  Independent  Directors.  Payments  are up to 80% of the  average compensation  paid  during  a  Director's  five  years  of  service  in  which  the  highest compensation  was  received.  A Director must serve as director for any of the Board I Funds for at least seven years in order to be  eligible  for  retirement  plan  benefits  and must serve  for at least 15  years  to be  eligible  for the  maximum  benefit.  Each  Director's retirement  benefits will depend on the amount of the  Director's  future  compensation  and length of service.

|X|   Deferred  Compensation  Plan for  Directors.  The  Board of  Directors  has  adopted a
Deferred  Compensation  Plan for  Independent  Directors that enables them to elect to defer receipt of all or a portion of the annual fees they are  entitled to receive  from the Fund.
Under the plan, the compensation  deferred by a Director is periodically  adjusted as though an equivalent  amount had been invested in shares of one or more Oppenheimer  funds selected by the Director.  The amount paid to the Director  under the plan is  determined  based upon the performance of the selected funds.

      Deferral  of  Directors'  fees  under the plan will not  materially  affect the Fund's assets,  liabilities or net income per share.  The plan will not obligate the Fund to retain the  services  of any  Director  or to pay  any  particular  level  of  compensation  to any
Director.  Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Director  under the plan  without  shareholder  approval  for the limited  purpose of determining the value of the Director's deferred fee account.

|X|   Major Shareholders. As of August 30, 2004, the following person owned of record or were know by the Fund to own beneficially 5% of more of the Fund's outstanding securities of any class were the following:
      OppenheimerFunds, Inc., 6801 S. Tucson Way, Centennial, CO 80112-3924, which owned
154,420,107.590 Class A Shares (representing 8.58% of the Fund's Class A shares then outstanding).
      Oregon College Savings Plan, Ultra Conservative Portfolio, PO Box 5270, Denver, CO
80217-5270, which owned 3,371,693.940 Class Y Shares (representing 99.97% of the Fund's
Class Y shares then outstanding).

The  Manager.  The Manager is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding company controlled by Massachusetts  Mutual Life Insurance  Company,  a global,  diversified insurance and financial services organization.

      |X|   The Investment Advisory Agreement.  The Manager provides investment advisory and management  services to the Fund under an investment  advisory agreement between the Manager and the Fund.  The  Manager  selects  securities  for the Fund's  portfolio  and handles its day-to-day  business.  The  investment  advisory  agreement  requires  the  Manager,  at its expense, to provide the Fund with adequate office space,  facilities and equipment.  It also requires the Manager to provide and  supervise  the  activities  of all  administrative  and clerical  personnel  required  to  provide  effective  administration  for the  Fund.  Those responsibilities  include the  compilation  and  maintenance  of records with respect to its operations,  the  preparation  and filing of specified  reports,  and  composition  of proxy materials and registration statements for continuous public sale of shares of the Fund.

      Expenses not expressly assumed by the Manager under the investment  advisory agreement are paid by the Fund. The investment  advisory  agreement lists examples of expenses paid by the Fund. The major categories  relate to interest,  taxes,  fees to Independent  Directors, legal and audit  expenses,  custodian and transfer agent  expenses,  share  issuance  costs, certain printing and registration  costs and non-recurring  expenses,  including  litigation costs.  The  management  fees paid by the Fund to the  Manager are  calculated  at the rates described in the  Prospectus,  which applied to the assets of the Fund as a whole.  The Fees are  allocated to each class of shares based on the  relative  proportion  of the Fund's net assets represent by that class.

      The  management  fees paid by the Fund to the  Manager  during the Fund's  most recent three fiscal years are as follows:

--------------------------------------------------------------------------------
Fiscal Year ending         Management Fee Paid to OppenheimerFunds, Inc.
       7/31
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       2002                                 $8,271,152*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       2003                                 $8,305,548
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       2004                                  7,541,850
--------------------------------------------------------------------------------

*Does not include expense reimbursements of $3,202,968 during that period.

      The investment  advisory  agreement states that in the absence of willful  misfeasance the  Manager  is not  liable  for any  loss  sustained  by  reason  of the  adoption  of any investment policy or the purchase,  sale or retention of any security on its recommendation, whether  or not such  recommendation  shall  have been  based on its own  investigation  and research or upon  investigation and research by any other  individual,  firm or corporation.
That  recommendation  must have been made,  and such other  individual,  firm or corporation must have been  selected,  with due care and in good  faith.  However,  the  Manager  is not excused from  liability for its willful  misfeasance,  bad faith or gross  negligence in the performance of its duties,  or its reckless  disregard of its obligations and duties,  under the investment advisory agreement.

The investment  advisory  agreement permits the Manager to act as investment advisor for any other person,  firm or  corporation  and to use the name  "Oppenheimer"  in connection  with other  investment  companies  for  which  it  may  act  as  investment  advisor  or  general distributor.  If the  Manager  shall no longer act as  investment  advisor to the Fund,  the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

       |X|  Annual  Approval  of  Investment  Advisory  Agreement.  Each year,  the Board of
Directors,  including a majority of the  Independent  Directors,  is required to approve the renewal of the investment advisory  agreement.  The Investment Company Act requires that the
Board  request and evaluate and the Manager  provide such  information  as may be reasonably necessary to evaluate the terms of the investment advisory  agreement.  The Board employs an independent  consultant  to prepare a report that  provides  such  information  as the Board requests for this purpose.

      The Board  reviewed the foregoing  information  in arriving at its decision to approve the investment advisory agreement. Among other factors, the Board considered:
o     The  nature,  cost,  and  quality  of the  services  provided  to  the  Fund  and  its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services  received by the Fund from its relationship with the Manager; and
o     The direct and indirect  benefits the Manager received from its relationship  with the
         Fund. These included  services  provided by the Distributor and the Transfer Agent, and brokerage and soft dollar  arrangements  permissible under Section 28(e) of the
         Securities Exchange Act.

      The Board  considered  that the Manager  must be able to pay and retain  high  quality personnel at competitive  rates to provide  services to the Fund. The Board also  considered that  maintaining  the  financial  viability of the Manager is important so that the Manager will be able to continue to provide  quality  services to the Fund and its  shareholders  in adverse times.  The Board also  considered the investment  performance of other mutual funds advised by the  Manager.  The Board is aware that there are  alternatives  to the use of the
Manager.

      These matters were also considered by the Independent  Directors,  meeting  separately from the full  Board with  experienced  Counsel  to the Fund who  assisted  the Board in its deliberations.  The Fund's  Counsel is  independent  of the  Manager  within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After  careful  deliberation,  the  Board,  including  the  Independent  Directors  of concluded  that it was in the best  interest  of  shareholders  to continue  the  investment advisory  agreement  for  another  year.  In  arriving  at a decision  to approve the Fund's investment  advisory  agreement,  the Board did not  single  out any one  factor or group of factors as being more  important than other  factors,  but considered all factors  together.
The Board judged the terms and conditions of the investment  advisory  agreement,  including the investment advisory fee (as revised), in light of all of the surrounding circumstances.

      The  agreement  contains  no  expense  limitation.   However,   independently  of  the
agreement,  the  Manager  has  voluntarily  undertaken  that it will pay all  Fund  expenses
(exclusive of non-recurring  and  extraordinary or exceptional costs and expenses) if and to the extent  necessary  for the Fund to maintain a stable net asset value of $1.00 per share.
That voluntary expense assumption may be amended or terminated at any time without notice.

The Distributor.  Under its General Distributor's Agreement with the Fund,  OppenheimerFunds
Distributor,  Inc., a subsidiary of the Manager,  acts as the Fund's  principal  underwriter and Distributor in the continuous  public offering of the Fund's shares.  The Distributor is not  obligated  to sell a specific  number of shares.  The  Distributor  bears the  expenses normally  attributable to sales,  including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.

    The  Manager  and the  Distributor  may make  payments  to  affiliates.  In  their  sole discretion,  they may also  from  time to time  make  substantial  payments  from  their own resources,  which include the profits the Manager derives from the advisory fees it receives
from  the  Fund,  to  compensate  brokers,   dealers,   financial   institutions  and  other
intermediaries for providing distribution  assistance and/or administrative services or that otherwise  promote  sales  of the  Fund's  shares.  These  payments,  some of  which  may be referred  to as  "revenue  sharing,"  may  relate to the  Fund's  inclusion  on a  financial intermediary's preferred list of funds offered to its clients.

    Financial  intermediaries,  brokers  and dealers may  receive  other  payments  from the
Distributor or the Manager from their own resources in connection with the promotion  and/or sale of shares of the Fund,  including  payments to defray  expenses  incurred in connection with  educational  seminars and  meetings.  The Manager or  Distributor  may share  expenses incurred by financial  intermediaries in conducting training and educational  meetings about aspects of the Fund for employees of the  intermediaries  or for hosting client  seminars or meetings at which the Fund is discussed.  In their sole  discretion,  the Manager and/or the
Distributor  may  increase  or  decrease  the  amount of  payments  they make from their own resources for these purposes.

      |X|   Portfolio  Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager  subject to the overall  authority of the Board of  Directors.  Most purchases  made by the Fund are  principal  transactions  at net prices,  so the Fund incurs little or no  brokerage  costs.  The Fund deals  directly  with the  selling  or  purchasing principal  or market  maker  without  incurring  charges for the services of a broker on its behalf  unless the Manager  determines  that a better price or execution  may be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a  commission  or  concession  paid by the issuer to the  underwriter,  and  purchases  from dealers include a spread between the bid and asked prices.

      The Fund seeks to obtain prompt  execution of orders at the most  favorable net price.
If dealers are used for portfolio transactions,  transactions may be directed to dealers for their  execution  and  research  services.  The research  services  provided by a particular broker may be useful  only to one or more of the  advisory  accounts  of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful  both  to the  Fund  and one or more of  such  other  accounts.  Investment  research services  may be  supplied  to the  Manager  by a third  party at the  instance  of a broker through  which trades are placed.  It may include  information  and  analyses on  particular companies  and  industries  as well as market or  economic  trends and  portfolio  strategy, receipt of market  quotations  for  portfolio  evaluations,  information  systems,  computer hardware and similar  products and services.  If a research service also assists the Manager in a non-research  capacity (such as bookkeeping or other  administrative  functions),  then only the percentage or component  that provides  assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The  research  services  provided  by brokers  broaden  the scope and  supplement  the research activities of the Manager.  That research provides additional views and comparisons for  consideration,  and helps the Manager  obtain market  information  for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      The Fund's policy of investing in  short-term  debt  securities  with maturity of less than one year results in high  portfolio  turnover  and may increase the Fund's  transaction costs. However, since brokerage commissions,  if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Performance of the Fund

Explanation of Performance  Terminology.  The Fund uses a variety of terms to illustrate its performance.  These terms include "yield," "compounded  effective yield" and "average annual total  return." An  explanation  of how yields and total returns are calculated is set forth below.  The charts  below show the Fund's  performance  as of the Fund's most recent  fiscal year end. You can obtain  current  performance  information  by calling the Fund's  Transfer
Agent  at   1.800.225.5677  or  by  visiting  the   OppenheimerFunds   Internet  website  at
www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in  advertisements  must comply with rules of the SEC. Those rules  describe the types of  performance  data that may be used and how it is to be calculated.  If the fund shows total returns in addition to its yields,  the returns  must be for the 1-, 5- and 10-year  periods  ending as of the most recent  calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor  to compare  the
Fund's  performance  to the  performance  of other funds for the same  periods.  However,  a number of factors should be considered before using the Fund's performance  information as a basis for comparisons with other investments:
   o  ?Yields and total returns  measure the  performance of a  hypothetical  account in the
      Fund  over  various  periods  and do not show the  performance  of each  shareholder's account.  Your account's performance will vary from the model performance data if your dividends are received in cash,  or you buy or sell shares  during the period,  or you bought your shares at a different time than the shares used in the model.
   o? An investment in the Fund is not insured by the FDIC or any other government agency.
   o  The Fund's yield is not fixed or guaranteed and will fluctuate.
   o? Yields and total returns for any given past period  represent  historical  performance information  and are not, and should not be considered,  a prediction of future yields or returns.

oYields.  The Fund's current yield is calculated for a seven-day  period of time as follows.
First,  a base period return is calculated for the seven-day  period by determining  the net change  in the  value  of a  hypothetical  pre-existing  account  having  one  share  at the beginning of the seven-day period.  The change includes  dividends  declared on the original share and dividends  declared on any shares purchased with dividends on that share, but such dividends  are  adjusted  to exclude  any  realized or  unrealized  capital  gains or losses affecting the  dividends  declared.  Next,  the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by:
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The yield as calculated  above may vary for accounts less than  approximately  $100 in value due to the effect of rounding off each daily  dividend to the nearest  full cent.  The
calculation  of  yield  under  either   procedure   described   above  does  not  take  into
consideration any realized or unrealized gains or losses on the Fund's portfolio  securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      |X|   Total  Return  Information.  There are  different  types of "total  returns"  to measure  the  Fund's  performance.  Total  return is the  change in value of a  hypothetical investment  in the Fund over a given  period,  assuming that all dividends and capital gains distributions  are  reinvested in additional  shares and that the  investment is redeemed at the end of the period.  The  cumulative  total return  measures the change in value over the entire period (for  example,  ten years).  An average  annual total return shows the average rate of return for each year in a period that would  produce  the  cumulative  total  return over  the  entire  period.  However,  average  annual  total  returns  do  not  show  actual year-by-year  performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      o? Average Annual Total Return.  The "average annual total return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of
$1,000  ("P" in the  formula  below)  held for a number of years  ("n") to achieve an Ending
Redeemable  Value ("ERV" in the  formula) of that  investment,  according  to the  following formula:

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                                     [GRAPHIC OMITTED]
--------------------------------------------------------------------------------------------
      o? Cumulative Total Return.  The "cumulative  total return"  calculation  measures the change in value of a hypothetical  investment of $1,000 over an entire period of years.  Its calculation  uses some of the same factors as average  annual total return,  but it does not average the rate of return on an annual  basis.  Cumulative  total return is  determined  as follows:

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                                     [GRAPHIC OMITTED]
--------------------------------------------------------------------------------------------
                           -----------------------------------------------------------------------------------------------------------------------------------------
                                                                  Yield             Compounded Effective   Average Annual Total Returns (at 7/31/04)
                                                          (7 days ended 7/31/04)            Yield
                                                                                   (7 days ended 7/31/04)
                           -----------------------------------------------------------------------------------------------------------------------------------------
                           -------------------------------------------------------------------------------------------------------
                                                                                              1-Year       5 Years     10 Years
                           -------------------------------------------------------------------------------------------------------
                         -------------------------------------------------------------------------------------------------------
                              Class A              0.71%                  0.71%              0.43%        2.75%       3.83%
                         -------------------------------------------------------------------------------------------------------
Class Y shares were not publicly offered during the periods shown above.

      |X|   Other Performance  Comparisons.  Yield information may be useful to investors in reviewing the Fund's  performance.  The Fund may make comparisons between its yield and that of other  investments,  by citing  various  indices such as The Bank Rate  Monitor  National
Index  (provided by Bank Rate  Monitor(TM))  which measures the average rate paid on bank money market  accounts,  NOW accounts and  certificates  of deposits by the 100 largest  banks and thrifts in the top ten  metropolitan  areas.  When  comparing  the Fund's yield with that of other  investments,  investors should understand that certain other investment  alternatives such as certificates of deposit,  U.S.  government  securities,  money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time,  the Fund may include in its  advertisements  and sales  literature performance  information  about the Fund cited in other newspapers and periodicals,  such as
The New York Times, which may include performance quotations from other sources.

      From time to time, the Fund's  Manager may publish  rankings or ratings of the Manager
(or the Transfer  Agent) or the investor  services  provided by them to  shareholders of the
Oppenheimer  funds,  other than performance  rankings of the Oppenheimer  funds  themselves.
Those ratings or rankings of investor/shareholder  services by third parties may compare the services of the  Oppenheimer  funds to those of other mutual fund  families  selected by the rating or  ranking  services.  They may be based on the  opinions  of the  rating or ranking service  itself,  based on its  research  or  judgment,  or based on surveys  of  investors, brokers, shareholders or others.

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A B O U T Y O U R A C C O U N T
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How to Buy Shares

When you  purchase  shares of the Fund,  your  ownership  interest in the shares of the Fund will be  recorded  as a book entry on the  records  of the Fund.  The Fund will not issue or re-register physical share certificates.

AccountLink.  When shares are purchased through AccountLink,  each purchase must be at least
$50 and  shareholders  must invest at least $500  before an Asset  Builder  Plan  (described
    ---
below) can be established on a new account.  Accounts established prior to November 1, 2001, will  remain at $25 for  additional  purchases.  Shares  will be  purchased  on the  regular business day the Distributor is instructed to initiate the Automated  Clearing House ("ACH")
transfer  to buy the  shares.  Dividends  will  begin to accrue on shares  purchased  by the proceeds of ACH  transfers  on the  business  day the Fund  receives  Federal  Funds for the purchase  through  the ACH  system  before the close of The New York  Stock  Exchange  ("the
Exchange").  The Exchange  normally  closes at 4:00 P.M.,  but may close  earlier on certain days. If Federal  Funds are received on a business day after the close of the Exchange,  the shares will be purchased  and  dividends  will begin to accrue on the next regular  business day. The proceeds of ACH  transfers  are normally  received by the Fund three days after the transfers  are  initiated.  If the proceeds of the ACH transfer are not received on a timely basis, the Distributor  reserves the right to cancel the purchase order. The Distributor and the Fund are not  responsible for any delays in purchasing  shares  resulting from delays in
ACH transmissions.

Asset Builder  Plans.  As explained in the  Prospectus,  you must  initially  establish your account with $500.  Subsequently,  you can establish an Asset Builder Plan to  automatically purchase  additional  shares  directly  from a bank  account for as little as $50. For those accounts  established prior to November 1, 2002 and which have previously  established Asset
Builder Plans,  additional  purchases will remain at $25. Shares  purchased by Asset Builder
Plan  payments  from bank  accounts are subject to the  redemption  restrictions  for recent purchases  described in the Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for  OppenheimerFunds
employer-sponsored   qualified  retirement   accounts.   Asset  Builder  Plans  also  enable
shareholders  of  Oppenheimer  Cash Reserves to use their account to make monthly  automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase  shares of the Fund, your bank account will be debited  automatically.  Normally  the debit will be made two business  days prior to the investment dates you select on your application.  Neither the Distributor,  the
Transfer  Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmission.

      Before you  establish  Asset Builder  payments,  you should obtain a prospectus of the
selected  fund(s)  from  your  financial   advisor  (or  the  Distributor)  and  request  an
application  from the  Distributor.  Complete the  application and return it. You may change the amount of your Asset Builder payment or you can terminate  these  automatic  investments at any time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a reasonable period  (approximately  10 days) after receipt of your  instructions  to implement them. The
Fund reserves the right to amend,  suspend,  or discontinue  offering Asset Builder plans at any time without prior notice.

The  Oppenheimer  Funds.  The  Oppenheimer  funds  are  those  mutual  funds  for  which the
Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Preservation Fund     Street Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Income Fund           Street Fund II
Oppenheimer Champion Income Fund          Oppenheimer Quest Balanced Fund
                                          Oppenheimer Quest Capital Value Fund,
Oppenheimer Convertible Securities Fund   Inc.
                                          Oppenheimer Quest International Value
Oppenheimer Developing Markets Fund       Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Real Asset Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester National
Oppenheimer Enterprise Fund               Municipals
Oppenheimer Equity Fund, Inc.             Oppenheimer Senior Floating Rate Fund
Oppenheimer Global Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer Global Opportunities Fund     Oppenheimer Strategic Income Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Total Return Bond Fund
Oppenheimer Growth Fund                   Oppenheimer U.S. Government Trust
Oppenheimer High Yield Fund               Oppenheimer Value Fund
Oppenheimer International Bond Fund       Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund     Rochester Fund Municipals
Oppenheimer International Small Company
Fund
Oppenheimer Limited Term California
Municipal
Fund
Oppenheimer Limited-Term Government Fund

Oppenheimer MidCap Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an  initial  sales  charge on the  purchase  of Class A shares of each of the
Oppenheimer   funds   described   above  except  the  money  market  funds.   Under  certain
circumstances described in this Statement of Additional Information,  redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

      Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal fees and auditing costs.
Those expenses are paid out of the Fund's assets and are not paid directly by shareholders.
However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes.
The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.
Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders, fees to unaffiliated Directors, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class A or Class Y shares and the dividends payable on Class A or Class Y shares may be reduced by incremental expenses borne solely by that class. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500. The
Minimum Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer
         Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom Plus,
         Recordkeeper Pro and Pension Alliance Retirement Plan programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

To sign up to access account documents electronically via eDocs Direct, please visit the
Service Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for
                                 ------------------------
instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination  of Net Asset  Value Per Share.  The net asset  value per share of the Fund is determined  as of the close of  business of the  Exchange  on each day that the  Exchange is open.  The  calculation is done by dividing the value of the Fund's net assets by the number of shares that are  outstanding.  The Exchange  normally closes at 4:00 P.M.,  Eastern time, but may close earlier on some other days (for example,  in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this Statement of Additional
Information  mean "Eastern time." The Exchange's most recent annual  announcement  regarding holidays and days when the market may close early is available  on the  Exchange's  web site at www.nyse.com.

      The Fund's  Board of  Directors  has  adopted the  amortized  cost method to value the
Fund's  portfolio  securities.  Under  the  amortized  cost  method,  a  security  is valued initially at its cost and its valuation  assumes a constant  amortization  of any premium or accretion of any discount,  regardless of the impact of  fluctuating  interest  rates on the market value of the security.  This method does not take into  consideration  any unrealized capital  gains or losses on  securities.  While this method  provides  certainty  in valuing securities,  in certain periods the value of a security  determined by amortized cost may be higher or lower than the price the Fund would receive if it sold the security.

      The Fund's  Board of  Directors  has  established  procedures  reasonably  designed to stabilize the Fund's net asset value at $1.00 per share.  Those procedures  include a review of the  Fund's  portfolio  holdings  by the  Board  of  Directors,  at  intervals  it  deems appropriate,  to determine  whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of  Directors  will examine the extent of any  deviation  between the Fund's net asset value based upon available  market  quotations  and amortized  cost. If the Fund's net  asset  value  were to  deviate  from  $1.00 by more  than  0.5%,  Rule  2a-7  under the
Investment  Company Act of 1940 requires the Board of Directors to consider what action,  if any,  should be taken.  If they find that the extent of the  deviation  may cause a material dilution or other unfair effects on shareholders,  the Board of Directors will take whatever steps it  considers  appropriate  to  eliminate  or reduce the  dilution,  including,  among others,  withholding or reducing dividends,  paying dividends from capital or capital gains, selling  portfolio  instruments  prior to maturity to realize  capital gains or losses or to shorten the average  maturity of the portfolio,  or calculating net asset value per share by using available market quotations.

      During periods of declining  interest rates, the daily yield on shares of the Fund may tend to be lower (and net  investment  income  and  dividends  higher)  than those of a fund holding  the  identical  investments  as the  Fund but  which  used a  method  of  portfolio valuation  based on market prices or estimates of market  prices.  During  periods of rising interest rates,  the daily yield of the Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

      The information  below  supplements the terms and conditions for redeeming  shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United Missouri Bank (the "Bank") for clearance, the Bank will ask the Fund to redeem a sufficient  number of full and  fractional  shares in the shareholder's  account to cover the amount of the check. This enables the shareholder to continue  receiving  dividends  on those  shares  until the check is  presented to the Fund.
Checks may not be presented for payment at the offices of the Bank or the Fund's  custodian.
This  limitation  does not affect  the use of checks  for the  payment of bills or to obtain cash at other banks. The Fund reserves the right to amend,  suspend or discontinue  offering checkwriting  privileges  at any time.  The Fund will  provide  you  notice  whenever  it is required to do so by applicable law.

      In choosing to take advantage of the  Checkwriting  privilege,  by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for  individual  accounts,  represents  that they are the  registered  owner(s) of the shares of the Fund in that account;
(2)   for accounts for  corporations,  partnerships,  trusts and other entities,  represents that they are an officer,  general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes  the Fund,  its Transfer Agent and any bank through which the Fund's drafts
         (checks) are payable to pay all checks drawn on the Fund account of such  person(s)
         and to redeem a sufficient  amount of shares from that account to cover  payment of each check;
      (4)   specifically  acknowledges that if they choose to permit checks to be honored if there is a single  signature on checks drawn  against joint  accounts,  or accounts for corporations,  partnerships, trusts or other entities, the signature of any one signatory  on a check will be  sufficient  to  authorize  payment of that check and redemption  from the account,  even if that account is  registered  in the names of more  than  one  person  or more  than  one  authorized  signature  appears  on the
         Checkwriting card or the application, as applicable;
(5)   understands that the  Checkwriting  privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges  and agrees that neither the Fund nor its bank shall incur any  liability for that  amendment or  termination  of  checkwriting  privileges  or for redeeming shares to pay checks  reasonably  believed by them to be genuine,  or for returning or not paying checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal  Funds wire of redemption proceeds may be delayed if the Fund's  custodian bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made,  which is usually  the Fund's next regular business day following the redemption. In those circumstances,  the wire will not be transmitted  until the next bank  business  day on which the Fund is open for  business.  No dividends  will be paid on the  proceeds of  redeemed  shares  awaiting  transfer by Federal
Funds wire.

Distributions     From    Retirement    Plans.     Requests    for    distributions     from
OppenheimerFunds-sponsored  IRAs, SEP-IRA's,  Simple IRAs, 403(b)(7) custodial plans, 401(k)
plans or pension or profit-sharing plans should be addressed to "Director,  OppenheimerFunds
Retirement  Plans," c/o the Transfer  Agent at its address listed in "How To Sell Shares" in the  Prospectus  or on the back  cover of this  Statement  of  Additional  Information.  The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants  (other than self-employed  plan sponsors) in  OppenheimerFunds-sponsored pension or profit-sharing  plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request  redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions   from  pension  and  profit   sharing  plans  are  subject  to  special
requirements  under the Internal  Revenue  Code and certain  documents  (available  from the
Transfer  Agent)  must  be  completed  and  submitted  to  the  Transfer  Agent  before  the distribution  may be made.  Distributions  from retirement  plans are subject to withholding requirements  under  the  Internal  Revenue  Code,  and IRS Form  W-4P  (available  from the
Transfer Agent) must be submitted to the Transfer Agent with the  distribution  request,  or the  distribution  may be delayed.  Unless the  shareholder  has provided the Transfer Agent with a certified tax  identification  number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The
Fund,  the Manager,  the  Distributor,  and the Transfer Agent assume no  responsibility  to determine  whether a  distribution  satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements for Repurchase of Shares from Dealers and Brokers.  The Distributor is the Fund's agent to repurchase  its shares from  authorized  dealers or brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed after the  Distributor  receives  an  order  placed  by the  dealer  or  broker.  However,  if the
Distributor  receives  a  repurchase  order  from a dealer or broker  after the close of the
Exchange on a regular  business  day, it will be  processed at that day's net asset value if the order was  received  by the dealer or broker  from its  customers  prior to the time the
Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally,  the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment will be made  within  three  business  days after the  shares  have been  redeemed  upon the
Distributor's  receipt of the required redemption documents in proper form. The signature(s)
of the registered owners on the redemption  documents must be guaranteed as described in the
Prospectus.

Automatic  Withdrawal  and Exchange  Plans.  Investors  owning  shares of the Fund valued at
$5,000 or more can  authorize  the  Transfer  Agent to redeem  shares  (having a value of at least $50)  automatically  on a monthly,  quarterly,  semi-annual  or annual  basis under an
Automatic  Withdrawal  Plan.  Shares will be redeemed  three business days prior to the date requested by the  shareholder  for receipt of the payment.  Automatic  withdrawals  of up to
$1,500 per month may be requested  by telephone if payments are to be made by check  payable to all  shareholders of record.  Payments must also be sent to the address of record for the account  and the  address  must not have been  changed  within  the prior 30 days.  Required minimum distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders  having  AccountLink  privileges
(see  "How  To  Buy  Shares")  may  arrange  to  have  Automatic  Withdrawal  Plan  payments
transferred   to  the  bank   account   designated   on  the  account   application   or  by
signature-guaranteed  instructions sent to the Transfer Agent.  Shares are normally redeemed pursuant to an Automatic  Withdrawal Plan three business days before the payment transmittal date you select in the account  application.  If a contingent  deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.  The Fund cannot guarantee receipt of a payment on the date requested.  The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and  conditions  that apply to such plans as stated  below.  These  provisions  may be amended from time to time by the Fund and/or the Distributor.  When adopted,  any amendments will automatically apply to existing Plans.

      |X|   Automatic  Exchange  Plans.  Shareholders  can authorize  the Transfer  Agent to exchange a  pre-determined  amount of shares of the Fund for  shares (of the same  class) of other Oppenheimer funds automatically on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange  Plan.  The minimum  amount that may be exchanged to each other fund account is $50. Instructions should be provided on the OppenheimerFunds  Application or signature-guaranteed  instructions.  Exchanges  made under  these  plans are  subject to the restrictions  that  apply to  exchanges  as set  forth in "How to  Exchange  Shares"  in the
Prospectus and below in this Statement of Additional Information.

      |X|   Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet withdrawal  payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested  dividends and capital gains  distributions  will be redeemed next, followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal payments.  Depending upon the amount  withdrawn,  the investor's  principal may be depleted.
Payments made under  withdrawal  plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal Plan as agent
for  the  shareholder(s)   (the  "Planholder")  who  executed  the  Plan  authorization  and application  submitted to the Transfer Agent.  Neither the Fund nor the Transfer Agent shall incur any  liability  to the  Planholder  for any action  taken or not taken by the Transfer
Agent in good  faith to  administer  the Plan.  Share  certificates  will not be issued  for shares of the Fund  purchased  for and held  under the Plan,  but the  Transfer  Agent  will credit all such shares to the  account of the  Planholder  on the  records of the Fund.  Any share certificates held by a Planholder may be surrendered  unendorsed to the Transfer Agent with the Plan  application  so that the shares  represented by the  certificate  may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make  withdrawal  payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments  representing the proceeds of Plan  withdrawals  will  normally be  transmitted  three  business days prior to the date selected  for receipt of the payment,  according  to the choice  specified in writing by the
Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of  disbursement  payments and the address to which checks are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the
Planholder  by writing to the  Transfer  Agent.  The  Planholder  should  allow at least two weeks' time after mailing such  notification  for the requested  change to be put in effect.
The  Planholder  may, at any time,  instruct the Transfer  Agent by written notice to redeem all, or any part of, the shares held under the Plan (in proper form in  accordance  with the requirements of the  then-current  Prospectus of the Fund). In that case, the Transfer Agent will  redeem the number of shares  requested  at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent.  The
Fund may also give  directions to the Transfer Agent to terminate a Plan. The Transfer Agent will  also  terminate  a Plan  upon its  receipt  of  evidence  satisfactory  to it that the
Planholder has died or is legally incapacitated.  Upon termination of a Plan by the Transfer
Agent or the Fund,  shares that have not been redeemed will be held in  uncertificated  form in the  name of the  Planholder.  The  account  will  continue  as a  dividend-reinvestment,
uncertificated   account  unless  and  until  proper  instructions  are  received  from  the
Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer  Agent ceases to act as transfer  agent for the Fund,  the  Planholder will  be  deemed  to  have  appointed  any  successor  transfer  agent  to act as  agent  in administering the Plan.

How to Exchange Shares

      As stated in the Prospectus,  shares of a particular class of Oppenheimer funds having more than one class of shares  may be  exchanged  only for shares of the same class of other
Oppenheimer  funds.  Shares of  Oppenheimer  funds that have a single class  without a class designation  are deemed "Class A" shares for this purpose.  You can obtain a current list of funds showing which funds offer which classes by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.         Centennial New York Tax Exempt
                                            Trust
      Centennial California Tax Exempt      Centennial Tax Exempt Trust
      Trust
      Centennial Government Trust
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer AMT-Free Municipals        Oppenheimer New Jersey Municipal
                                             Fund
      Oppenheimer AMT-Free New York          Oppenheimer Pennsylvania Municipal
      Municipals                             Fund
      Oppenheimer California Municipal Fund  Oppenheimer Rochester National
                                             Municipals
      Oppenheimer International Value Fund   Oppenheimer Senior Floating Rate
                                             Fund
      Oppenheimer Limited Term Municipal     Limited Term New York Municipal Fund
      Fund
      Oppenheimer Municipal Bond Fund        Rochester Fund Municipals
      Oppenheimer Principal Protected Main   Oppenheimer Limited Term California
      Street Fund II                         Municipal Fund
      Oppenheimer Money Market Fund, Inc.

      The following funds do not offer Class Y shares:
      Oppenheimer AMT-Free Municipals        Oppenheimer Limited Term Municipal Fund
      Oppenheimer AMT-Free New York          Oppenheimer New Jersey Municipal Fund
      Municipals
      Oppenheimer Balanced Fund              Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer California Municipal Fund  Oppenheimer Principal Protected Main
                                             Street Fund
      Oppenheimer Capital Income Fund        Oppenheimer Principal Protected Main
                                             Street Fund II
      Oppenheimer Cash Reserves              Oppenheimer Quest Capital Value Fund,
                                             Inc.
      Oppenheimer Champion Income Fund       Oppenheimer Quest International Value
                                             Fund, Inc.
      Oppenheimer Convertible Securities     Oppenheimer Rochester National
      Fund                                   Municipals
      Oppenheimer Disciplined Allocation     Oppenheimer Senior Floating Rate Fund
      Fund
      Oppenheimer Developing Markets Fund    Oppenheimer Small Cap Value Fund
      Oppenheimer Gold & Special Minerals    Oppenheimer Total Return Bond Fund
      Fund
      Oppenheimer International Bond Fund    Limited Term New York Municipal Fund
      Oppenheimer International Growth Fund
      Oppenheimer International Small
      Company Fund
      Oppenheimer Limited Term Municipal
      Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.
o     Class B,  Class C and  Class N shares  of  Oppenheimer  Cash  Reserves  are  generally available  only by exchange from the same class of shares of other  Oppenheimer  funds or through OppenheimerFunds-sponsored 401 (k) plans.
o     Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.
o     Class M shares of Oppenheimer  Convertible  Securities  Fund may be exchanged only for
      Class A shares of other  Oppenheimer  funds.  They may not be  acquired by exchange of shares  of any  class  of any  other  Oppenheimer  funds  except  Class  A  shares  of
      Oppenheimer  Money Market Fund or  Oppenheimer  Cash Reserves  acquired by exchange of
      Class M shares.
o     Shares of  Oppenheimer  Capital  Preservation  Fund may not be exchanged for shares of this Fund,  Oppenheimer  Cash Reserves or Oppenheimer  Limited-Term  Government  Fund.
      Only  participants  in certain  retirement  plans may purchase  shares of  Oppenheimer
      Capital  Preservation  Fund, and only those  participants may exchange shares of other
      Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o     Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money  market fund  offered by the  Distributor.  Shares of any money  market fund purchased  without a sales charge may be  exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon  payment of the sales  charge.  They may also be used to purchase  shares of  Oppenheimer  funds  subject to an early  withdrawal  charge or contingent deferred sales charge.
   o  Shares of the Fund acquired by reinvestment of dividends or distributions  from any of the other Oppenheimer  funds or from any unit investment trust for which  reinvestment arrangements  have been made with the  Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be exchanged at net asset value for shares of any of the Oppenheimer funds.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Principal Protected Main Street Fund II until after the expiration of the warranty period (2/4/2011).

      The Fund may amend,  suspend or terminate the exchange privilege at any time. Although the Fund may impose  these  changes at any time,  it will  provide  you with notice of those changes  whenever it is required to do so by  applicable  law. It may be required to provide
60 days' notice prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred sales  charge  is  imposed  on  exchanges  of shares of any  class  purchased  subject  to a contingent deferred sales charge.  However, when shares of this Fund acquired by exchange of
(i) Class A shares of other  Oppenheimer  funds (other than  Rochester  Fund  Municipals  or
Oppenheimer  Rochester  National  Municipals)  purchased  subject  to a Class  A  contingent deferred  sales  charge are redeemed  within 18 months  measured  from the  beginning of the calendar month of the initial  purchase of the exchanged  shares,  or (ii) Class A shares of either  Rochester Fund Municipals or Oppenheimer  Rochester  National  Municipals  purchased subject to a Class A contingent  deferred sales charge are redeemed  within 24 months of the beginning of the calendar  month of the initial  purchase of the  exchanged  Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

      |X|   Limits  on  Multiple  Exchange  Orders.  The Fund  reserves  the right to reject telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for  exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder must have an existing  account in the fund to which the  exchange is to be made.  Otherwise, the  investor  must  obtain a  prospectus  of that fund before the  exchange  request may be submitted.  For full or partial  exchanges  of an account  made by  telephone,  any  special account  features such as Asset Builder  Plans,  Automatic  Withdrawal  Plans and retirement plan  contributions  will be  switched  to the new  account  unless  the  Transfer  Agent is instructed  otherwise.  If all  telephone  lines are busy (which might  occur,  for example, during  periods  of  substantial  market  fluctuations),  shareholders  might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing  Exchange  Requests.  Shares  to be  exchanged  are  redeemed  on the regular  business day the Transfer  Agent  receives an exchange  request in proper form (the
"Redemption  Date").  Normally,  shares  of the fund to be  acquired  are  purchased  on the
Redemption  Date,  but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged  by an immediate  transfer of the redemption proceeds.  The Fund reserves the right,  in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple  exchange requests from a dealer might require the  disposition  of portfolio  securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your shares  from one fund to another,  any special account  feature  such as an  Asset  Builder  Plan or  Automatic  Withdrawal  Plan,  will be switched to the new fund account unless you tell the Transfer  Agent not to do so.  However, special  redemption  and exchange  features such as Automatic  Exchange  Plans and Automatic
Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange  request,  the number of shares  exchanged may be less than the number  requested  if the exchange or the number  requested  would  include  shares subject  to  a  restriction  cited  in  the  Prospectus  or  this  Statement  of  Additional
Information  or would include  shares  covered by a share  certificate  that is not tendered with  the  request.  In  those  cases,  only  the  shares  available  for  exchange  without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange  have  different  investment objectives,  policies  and risks.  A  shareholder  should  assure that the fund  selected is appropriate  for his or her  investment  and should be aware of the tax  consequences  of an exchange.  For  federal  income  tax  purposes,  an  exchange  transaction  is  treated as a redemption  of  shares  of one fund and a  purchase  of shares  of  another.  The Fund,  the
Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends and Taxes

Dividends  and  Distributions.  The Fund  has no fixed  dividend  rate and  there  can be no assurance  as to the  payment  of any  dividends.  Dividends,  distributions  (if  any)  and proceeds of the  redemption of Fund shares  represented  by checks  returned to the Transfer
Agent by the  Postal  Service  as  undeliverable  will be  invested  in  shares of the Fund.
Reinvestment  will be made as promptly  as  possible  after the return of such checks to the
Transfer Agent,  to enable the investor to earn a return on otherwise idle funds.  Unclaimed accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders  or their  representatives  for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions  and Redemptions of Shares.  The federal
tax  treatment  of  the  Fund's  dividends  and  capital  gains   distributions  is  briefly
highlighted  in the  Prospectus.  The following is only a summary of certain  additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the  Prospectus and this Statement of Additional  Information is  based  on tax law in  effect  on the  date  of the  Prospectus  and  this  Statement  of
Additional Information. Those laws and regulations may be changed by legislative,  judicial, or administrative  action,  sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated  investment companies may differ from the treatment  under the Internal  Revenue Code described  below.  Potential purchasers  of shares of the Fund are urged to  consult  their tax  advisers  with  specific reference to their own tax  circumstances as well as the consequences of federal,  state and local tax rules affecting an investment in the Fund.

      |X|   Qualification  as a  Regulated  Investment  Company.  The Fund has elected to be taxed as a regulated  investment  company under Subchapter M of the Internal Revenue Code of
1986,  as amended.  As a regulated  investment  company,  the Fund is not subject to federal income  tax on the  portion  of its  net  investment  income  (that  is,  taxable  interest, dividends,  and other taxable ordinary income,  net of expenses,  and net short-term capital gain in excess of net  long-term  capital  loss) and capital  gain net income  (that is, the excess  of net  long-term  capital  gains  over  net  short-term  capital  losses)  that  it distributes  to  shareholders.  That  qualification  enables the Fund to "pass  through" its income and realized  capital gains to  shareholders  without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders  normally will be taxed on the  dividends  and capital  gains they receive  from the Fund  (unless  their Fund shares are held in a retirement  account or the  shareholder is otherwise  exempt from tax).
The Fund qualified as a regulated  investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify.

      The  Internal   Revenue  Code  contains  a  number  of  complex   tests   relating  to
qualification  that the Fund might not meet in a particular year. If it did not qualify as a regulated  investment  company,  the Fund would be treated  for tax  purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated  investment  company,  the Fund must distribute at least 90%
of its investment  company taxable income (in brief, net investment income and the excess of net short-term  capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy  certain other  requirements  of the Internal  Revenue Code, some of which are  described  below.  Distributions  by the Fund made  during the taxable  year or,  under specified  circumstances,  within 12 months  after the close of the  taxable  year,  will be considered  distributions  of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a  regulated  investment  company,  the Fund must derive at least 90% of its gross income from  dividends,  interest,  certain  payments  with respect to  securities loans,  gains  from  the sale or  other  disposition  of  stock  or  securities  or  foreign currencies  (to the  extent  such  currency  gains are  directly  related  to the  regulated investment  company's  principal  business of investing in stock or securities)  and certain other income.

      In addition to satisfying the  requirements  described above, the Fund must satisfy an asset  diversification  test in order to qualify as a regulated  investment  company.  Under that test,  at the close of each  quarter of the Fund's  taxable  year,  at least 50% of the value of the Fund's  assets  must  consist of cash and cash items  (including  receivables),
U.S.  government  securities,  securities  of  other  regulated  investment  companies,  and securities of other issuers.  As to each of those  issuers,  the Fund must not have invested more than 5% of the value of the Fund's total assets in  securities  of each such issuer and the Fund must not hold  more  than 10% of the  outstanding  voting  securities  of each such issuer.  No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S.  government  securities and securities of other regulated investment  companies),  or in two or more  issuers  which the Fund  controls  and which are engaged in the same or similar trades or businesses.  For purposes of this test, obligations issued or guaranteed by certain  agencies or  instrumentalities  of the U.S.  government are treated as U.S. government securities.

      |X|   Excise Tax on Regulated Investment  Companies.  Under the Internal Revenue Code,
by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned  from  January  1  through  December  31 of that  year and 98% of its  capital  gains realized in the period from  November 1 of the prior year through  October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the Fund will meet those requirements.  To meet this requirement, in certain  circumstances the Fund might be required to liquidate  portfolio  investments to make  sufficient  distributions  to  avoid  excise  tax  liability.  However,  the  Board of
Directors and the Manager might  determine in a particular year that it would be in the best interests  of  shareholders  for the Fund not to make  such  distributions  at the  required levels and to pay the excise tax on the undistributed  amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      |X|   Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its  investment  company  taxable income for each taxable year.  Those  distributions will be taxable to  shareholders  as ordinary  income and treated as  dividends  for federal income tax purposes.

      Distributions by the Fund that do not constitute  ordinary income dividends or capital gain  distributions  will  be  treated  as  a  return  of  capital  to  the  extent  of  the shareholder's  tax basis in their  shares.  Any excess will be treated as gain from the sale of those shares,  as discussed below.  Shareholders  will be advised annually as to the U.S.
federal income tax consequences of  distributions  made (or deemed made) during the year. If prior  distributions  made by the Fund must be  re-characterized  as a non-taxable return of capital  at the end of the fiscal  year as a result of the  effect of the Fund's  investment policies, they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the manner described above regardless of whether the  distributions  are paid in cash or reinvested in additional  shares of the Fund
(or of another  fund).  Shareholders  receiving  a  distribution  in the form of  additional shares will be treated as  receiving a  distribution  in an amount  equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund  will be  required  in  certain  cases to  withhold  28% of  ordinary  income dividends,  capital gains  distributions and the proceeds of the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct,  taxpayer  identification number
                                                   -------
or to properly certify that number when acquired,  (2) who is subject to backup  withholding for failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the Fund that the  shareholder is not subject to backup  withholding or is an "exempt  recipient"  (such as a  corporation).  All income and any tax withheld by the
Fund is remitted by the U.S.  Treasury and is identified in reports  mailed to  shareholders in January of each year.

Dividend  Reinvestment  in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or  capital  gains  distributions  in  Class  A  shares  of any of the  other
Oppenheimer  funds listed above.  Reinvestment  will be made without sales charge at the net asset  value  per  share in  effect at the  close of  business  on the  payable  date of the dividend or  distribution.  To elect this option,  the shareholder  must notify the Transfer
Agent in writing and must have an existing  account in the fund  selected for  reinvestment.
Otherwise,  the shareholder  first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends and/or distributions from shares of certain other  Oppenheimer  funds (other than  Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial institutions  that  have a  sales  agreement  with  OppenheimerFunds  Distributor,  Inc.,  a subsidiary  of the  Manager  that  acts as the  Fund's  Distributor.  The  Distributor  also distributes shares of the other Oppenheimer funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is a division of the  Manager.  It is  responsible  for  maintaining  the  Fund's  shareholder  registry  and shareholder  accounting records, and for paying dividends and distributions to shareholders.
It also  handles  shareholder  servicing  and  administrative  functions.  It  serves as the
Transfer  Agent for an annual per account fee. It also acts as shareholder  servicing  agent for the other Oppenheimer funds.  Shareholders  should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The  Custodian.  Citibank,  N.A. is the  Custodian  of the Fund's  assets.  The  Custodian's responsibilities  include  safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such  securities to and from the Fund. It is be the practice of the
Fund to deal with the Custodian in a manner  uninfluenced  by any banking  relationship  the
Custodian  may have with the Manager and its  affiliates.  The Fund's cash balances with the
Custodian  in excess of $100,000  are not  protected  by Federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP is the independent registered public accounting firm of the
Fund. They audit the Fund's financial statements and perform other related audit services.
They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER MONEY MARKET FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Money Market Fund, Inc., including the statement of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Market Fund, Inc. as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP Denver, Colorado

August 20, 2004 except as to the note entitled “Subsequent Events-Litigation,” which is as of September 14, 2004

STATEMENT OF INVESTMENTS July 31, 2004 -------------------------------------------------------------------------------- PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- CERTIFICATES OF DEPOSIT--15.4% -------------------------------------------------------------------------------- DOMESTIC CERTIFICATES OF DEPOSIT--1.7% Wells Fargo Bank NA: 1.30%, 8/6/04 $20,000,000 $ 20,000,000 1.31%, 8/13/04 10,000,000 10,000,000 -------------- 30,000,000 -------------------------------------------------------------------------------- YANKEE CERTIFICATES OF DEPOSIT--13.7% BNP Paribas, New York: 1.341%, 6/22/05 1 10,000,000 9,995,967 1.39%, 8/5/04 18,000,000 18,000,535 -------------------------------------------------------------------------------- Calyon, New York, 1.54%, 10/19/04 35,000,000 35,000,000 -------------------------------------------------------------------------------- Canadian Imperial Bank of Commerce NY, 1.39%, 6/28/05 1 20,000,000 19,994,524 -------------------------------------------------------------------------------- HBOS Treasury Services, New York: 1.085%, 8/9/04 15,000,000 15,000,000 1.285%, 9/17/04 16,000,000 16,000,000 1.65%, 10/29/04 13,000,000 13,000,000 -------------------------------------------------------------------------------- Lloyds TSB Bank plc, New York, 1.39%, 9/24/04 30,000,000 30,000,000 -------------------------------------------------------------------------------- Nordea Bank Finland plc, New York Branch, 1.395%, 6/29/05 1 12,000,000 11,996,156 -------------------------------------------------------------------------------- Societe Generale, New York, 1.31%, 6/14/05 1 33,000,000 32,991,342 -------------------------------------------------------------------------------- UBS AG Stamford CT: 1.255%, 9/13/04 25,000,000 25,000,149 1.26%, 9/16/04 20,000,000 20,000,127 -------------------------------------------------------------------------------- 246,978,800 -------------- Total Certificates of Deposit (Cost $276,978,800) 276,978,800 -------------------------------------------------------------------------------- DIRECT BANK OBLIGATIONS--7.9% -------------------------------------------------------------------------------- AB SPINTAB, 1.09%, 8/5/04 10,000,000 9,998,789 -------------------------------------------------------------------------------- Calyon North America, Inc., 1.40%, 9/9/04 7,000,000 6,989,383 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- DIRECT BANK OBLIGATIONS Continued -------------------------------------------------------------------------------- Deutsche Bank Financial LLC, 1.12%, 8/19/04 $10,000,000 $ 9,994,400 -------------------------------------------------------------------------------- DnB NOR Bank ASA: 1.24%, 8/12/04 7,500,000 7,497,158 1.315%, 9/2/04 18,000,000 17,978,960 -------------------------------------------------------------------------------- Governor & Co. of the Bank of Ireland, 1.08%, 8/6/04 2 9,000,000 8,998,650 -------------------------------------------------------------------------------- HBOS Treasury Services: 1.095%, 8/6/04 5,000,000 4,999,240 1.10%, 8/4/04 10,000,000 9,999,083 1.35%, 9/10/04 4,900,000 4,892,650 -------------------------------------------------------------------------------- LaSalle Bank NA, 1.14%, 8/25/04 15,000,000 15,000,000 -------------------------------------------------------------------------------- Nationwide Building Society, 1.32%, 8/20/04 10,000,000 9,993,033 -------------------------------------------------------------------------------- Nordea North America, Inc., 1.60%, 10/14/04 15,000,000 14,950,667 -------------------------------------------------------------------------------- Toronto Dominion Holdings, Inc., 1.42%, 9/22/04 20,000,000 19,958,978 -------------- Total Direct Bank Obligations (Cost $141,250,991) 141,250,991 -------------------------------------------------------------------------------- SHORT-TERM NOTES--72.7% -------------------------------------------------------------------------------- ASSET-BACKED--23.5% Eiffel Funding LLC, 1.13%, 8/2/04 2 17,900,000 17,899,438 -------------------------------------------------------------------------------- FCAR Owner Trust I: 1.61%, 10/15/04 41,100,000 40,963,906 1.61%, 10/18/04 10,000,000 9,965,117 -------------------------------------------------------------------------------- Gotham Funding Corp.: 1.37%, 8/11/04 2 10,000,000 9,996,194 1.38%, 8/9/04 2 4,639,000 4,637,577 1.40%, 8/5/04 2 19,000,000 18,997,044 1.44%, 8/25/04 2 15,000,000 14,985,600 1.70%, 10/29/04 2 4,769,000 4,748,957 11 | OPPENHEIMER MONEY MARKET FUND, INC. STATEMENT OF INVESTMENTS Continued -------------------------------------------------------------------------------- PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- ASSET-BACKED Continued GOVCO Inc.: 1.55%, 10/19/04 2 $15,000,000 $ 14,948,979 1.58%, 10/21/04 2 14,744,000 14,691,585 1.59%, 10/25/04 2 20,000,000 19,924,917 -------------------------------------------------------------------------------- Legacy Capital LLC: 1.36%, 8/12/04 2 25,000,000 24,989,611 1.36%, 9/2/04 2 15,000,000 14,981,200 -------------------------------------------------------------------------------- Lexington Parker Capital Co. LLC, 1.16%, 8/3/04 2 21,700,000 21,698,609 -------------------------------------------------------------------------------- Neptune Funding Corp.: 1.23%, 8/12/04 2 10,100,000 10,095,803 1.40%, 8/16/04 2 25,000,000 24,985,417 1.40%, 8/19/04 2 17,000,000 16,988,100 -------------------------------------------------------------------------------- New Center Asset Trust, 1.60%, 10/7/04 15,000,000 14,955,333 -------------------------------------------------------------------------------- Perry Global Funding LLC, Series A, 1.55%, 10/21/04 2 15,000,000 14,947,688 -------------------------------------------------------------------------------- Regency Markets No. 1 LLC, 1.28%, 8/20/04 2 35,000,000 34,975,986 -------------------------------------------------------------------------------- Solitaire Funding LLC, 1.27%, 8/16/04 2 10,000,000 9,994,708 -------------------------------------------------------------------------------- Thornburg Mortgage Capital Resources, 1.685%, 11/1/04 2 25,000,000 24,904,049 -------------------------------------------------------------------------------- Victory Receivables Corp., 1.55%, 10/12/04 2 36,136,000 36,023,978 -------------- 421,299,796 -------------------------------------------------------------------------------- CAPITAL MARKETS--15.1% Banc of America Securities LLC, 1.40%, 8/2/04 1 50,000,000 50,000,000 -------------------------------------------------------------------------------- Bear Stearns Cos., Inc., 1.29%, 8/10/04 10,000,000 9,996,775 -------------------------------------------------------------------------------- Citigroup Global Markets Holdings, Inc.: 1.34%, 8/19/04 25,000,000 24,983,250 1.52%, 10/18/04 30,000,000 29,901,200 1.555%, 10/22/04 5,000,000 4,982,290 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- CAPITAL MARKETS Continued Goldman Sachs Group, Inc.: 1.22%, 8/23/04 3 $10,000,000 $ 10,000,000 1.25%, 10/20/04 3 19,000,000 19,000,000 1.39%, 9/20/04 3 10,000,000 10,000,000 1.68%, 10/18/04 3 15,000,000 15,000,000 -------------------------------------------------------------------------------- Lehman Brothers, Inc., 1.38%, 12/15/04 1 25,000,000 25,000,000 -------------------------------------------------------------------------------- Morgan Stanley: 1.25%, 8/27/04 1 35,400,000 35,400,000 1.40%, 8/27/04 4,800,000 4,795,147 -------------------------------------------------------------------------------- Wachovia Securities LLC, 1.47%, 12/22/04 1 33,000,000 33,000,000 -------------- 272,058,662 -------------------------------------------------------------------------------- COMMERCIAL BANKS--2.5% Bank of America Corp., 1.60%, 10/26/04 35,000,000 34,866,222 -------------------------------------------------------------------------------- J.P. Morgan Chase & Co., 1.30%, 8/12/04 10,000,000 9,996,028 -------------- 44,862,250 -------------------------------------------------------------------------------- COMMERCIAL FINANCE--4.0% American Express Credit Corp., Series B, 1.51%, 12/16/04 1 10,000,000 10,005,600 -------------------------------------------------------------------------------- Caterpillar Financial Services Corp., Series F, 1.70%, 1/14/05 1 15,500,000 15,509,899 -------------------------------------------------------------------------------- Countrywide Home Loans, 1.37%, 8/2/04 45,900,000 45,898,215 -------------- 71,413,714 -------------------------------------------------------------------------------- COMMUNICATIONS EQUIPMENT--0.4% UT Telecommunication Open Infrastructure Agency RB, 1.45%, 9/1/04 1 7,000,000 7,000,000 -------------------------------------------------------------------------------- DIVERSIFIED FINANCIAL SERVICES--5.9% General Electric Capital Corp.: 1.29%, 9/8/04 20,000,000 19,972,767 1.34%, 9/7/04 15,000,000 14,979,342 12 | OPPENHEIMER MONEY MARKET FUND, INC. PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- DIVERSIFIED FINANCIAL SERVICES Continued General Electric Capital Services: 1.30%, 9/9/04 $10,000,000 $ 9,985,917 1.51%, 10/8/04 16,000,000 15,954,364 -------------------------------------------------------------------------------- Household Finance Corp.: 1.54%, 10/22/04 15,000,000 14,947,383 1.60%, 10/13/04 4,800,000 4,784,427 -------------------------------------------------------------------------------- Prudential Funding LLC: 1.12%, 8/4/04 13,000,000 12,998,787 1.62%, 10/28/04 12,000,000 11,952,480 -------------- 105,575,467 -------------------------------------------------------------------------------- INSURANCE--10.6% ING America Insurance Holdings, Inc.: 1.62%, 10/27/04 15,000,000 14,941,275 1.72%, 11/29/04 35,000,000 34,799,335 -------------------------------------------------------------------------------- Jackson National Life Global Funding, Series 2004-6, 1.38%, 8/16/04 1,4 17,500,000 17,500,000 -------------------------------------------------------------------------------- Jackson National Life Insurance Co.: 1.36%, 3/1/05 1 30,000,000 30,000,000 1.37%, 9/1/04 1 2,000,000 2,000,000 -------------------------------------------------------------------------------- Metropolitan Life Global Funding I, Series 2003-5, 1.39%, 8/15/04 1,3 18,000,000 18,000,000 -------------------------------------------------------------------------------- Prudential Insurance Co. of America, 1.60%, 1/31/05 1 25,000,000 25,000,000 -------------------------------------------------------------------------------- Security Life of Denver Insurance Co.: 1.31%, 8/18/04 1 14,000,000 14,000,000 1.46%, 10/27/04 1 25,000,000 25,000,000 -------------------------------------------------------------------------------- United of Omaha Life Insurance Co., 1.46%, 8/2/04 1,3 10,000,000 10,000,000 -------------- 191,240,610 -------------------------------------------------------------------------------- SPECIAL PURPOSE FINANCIAL--10.7% Blue Spice LLC, 1.54%, 10/12/04 2 3,900,000 3,887,988 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- SPECIAL PURPOSE FINANCIAL Continued K2 (USA) LLC: 1.28%, 8/23/04 2 $20,000,000 $ 19,984,356 1.44%, 6/30/05 1,4 18,500,000 18,496,568 -------------------------------------------------------------------------------- LINKS Finance LLC: 1.35%, 10/15/04 1,4 17,500,000 17,500,000 1.38%, 1/21/05 1,4 10,000,000 9,999,057 1.41%, 8/25/04 1,4 10,000,000 9,999,868 1.41%, 9/30/04 1,4 15,000,000 14,999,508 -------------------------------------------------------------------------------- Parkland (USA) LLC: 1.36%, 10/15/04 1,4 10,000,000 9,999,795 1.36%, 1/14/05 1,4 20,000,000 19,999,090 -------------------------------------------------------------------------------- RACERS Trust, Series 2004-6-MM, 1.426%, 8/23/04 1,4 15,000,000 15,000,000 -------------------------------------------------------------------------------- Sigma Finance, Inc.: 1.33%, 12/6/04 1,4 10,000,000 9,999,310 1.34%, 9/16/04 2 7,000,000 6,988,014 1.35%, 12/15/04 1,4 25,000,000 24,998,607 1.42%, 11/26/04 1,4 11,000,000 10,999,474 -------------- 192,851,635 -------------- Total Short-Term Notes (Cost $1,306,302,134) 1,306,302,134 -------------------------------------------------------------------------------- U.S. GOVERNMENT AGENCIES--3.6% -------------------------------------------------------------------------------- Federal Home Loan Bank, 1.50%, 3/1/05 10,000,000 10,000,000 -------------------------------------------------------------------------------- Federal National Mortgage Assn.: 1.375%, 2/18/05 13,000,000 13,000,000 1.55%, 5/4/05 10,000,000 10,000,000 1.60%, 5/13/05 10,000,000 10,000,000 -------------------------------------------------------------------------------- FNMA Master Credit Facility, 1.61%, 10/1/04 22,500,000 22,438,619 -------------- Total U.S. Government Agencies (Cost $65,438,619) 65,438,619 -------------------------------------------------------------------------------- TOTAL INVESTMENTS, AT VALUE (Cost $1,789,970,544) 99.6% 1,789,970,544 -------------------------------------------------------------------------------- OTHER ASSETS NET OF LIABILITIES 0.4 7,078,439 ---------------------------------- NET ASSETS 100.0% $1,797,048,983 ================================== 13 | OPPENHEIMER MONEY MARKET FUND, INC. STATEMENT OF INVESTMENTS Continued -------------------------------------------------------------------------------- FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security. 2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $395,274,448, or 22.00% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors. 3. Illiquid security. See Note 4 of Notes to Financial Statements. 4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $179,491,277 or 9.99% of the Fund's net assets as of July 31, 2004. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS 14 | OPPENHEIMER MONEY MARKET FUND, INC. STATEMENT OF ASSETS AND LIABILITIES July 31, 2004 --------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,789,970,544)--see accompanying statement of investments    $1,789,970,544
--------------------------------------------------------------------------------------------------------
Cash                                                                                           6,693,123
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                                                   8,162,545
Interest                                                                                       1,306,837
Other                                                                                            121,353
                                                                                          --------------
Total assets                                                                               1,806,254,402

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                               7,633,138
Dividends                                                                                        421,149
Directors' compensation                                                                          413,652
Transfer and shareholder servicing agent fees                                                    341,605
Shareholder communications                                                                       225,280
Other                                                                                            170,595
                                                                                          --------------
Total liabilities                                                                              9,205,419

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $1,797,048,983
                                                                                          ==============

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------

Par value of shares of capital stock                                                      $  179,698,119
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 1,617,348,076
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                       2,788
                                                                                          --------------
NET ASSETS--applicable to 1,796,981,191 shares of capital stock outstanding               $1,797,048,983
                                                                                          ==============

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                  $         1.00
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 15 | OPPENHEIMER MONEY MARKET FUND, INC. STATEMENT OF OPERATIONS For the Year Ended July 31, 2004 -------------------------------------------------------------------------------- INVESTMENT INCOME -------------------------------------------------------------------------------- Interest $ 20,778,605 -------------------------------------------------------------------------------- EXPENSES -------------------------------------------------------------------------------- Management fees 7,541,850 -------------------------------------------------------------------------------- Transfer and shareholder servicing agent fees 4,660,105 -------------------------------------------------------------------------------- Shareholder communications 440,113 -------------------------------------------------------------------------------- Directors' compensation 91,692 -------------------------------------------------------------------------------- Custodian fees and expenses 22,101 -------------------------------------------------------------------------------- Other 478,365 ------------- Total expenses 13,234,226 Less reduction to custodian expenses (3,643) Less payments and waivers of expenses (239,189) ----------- Net expenses 12,991,394 -------------------------------------------------------------------------------- NET INVESTMENT INCOME 7,787,211 -------------------------------------------------------------------------------- NET REALIZED GAIN ON INVESTMENTS 2,788 -------------------------------------------------------------------------------- NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 7,789,999 ============= SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 16 | OPPENHEIMER MONEY MARKET FUND, INC. STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                               2004                 2003
------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                                                   $     7,787,211     $    16,705,752
------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 2,788             194,006
                                                                        ------------------------------------
Net increase in net assets resulting from operations                          7,789,999          16,899,758

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                         (7,787,211)        (16,705,752)
------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                 --            (183,666)

------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions       (158,321,330)       (138,126,578)

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total decrease                                                             (158,318,542)       (138,116,238)
------------------------------------------------------------------------------------------------------------
Beginning of period                                                       1,955,367,525       2,093,483,763
------------------------------------------------------------------------------------------------------------
End of period                                                           $ 1,797,048,983     $ 1,955,367,525
                                                                        ====================================
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 17 | OPPENHEIMER MONEY MARKET FUND, INC. FINANCIAL HIGHLIGHTS --------------------------------------------------------------------------------

YEAR ENDED JULY 31                                    2004        2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 1.00      $ 1.00       $ 1.00       $ 1.00       $ 1.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                 -- 1       .01          .02          .05          .05
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    -- 1      (.01)        (.02)        (.05)        (.05)
Distributions from net realized gain                    --          -- 1         -- 1         --           --
                                                    -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         -- 1      (.01)        (.02)        (.05)        (.05)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 1.00      $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                    ===========================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                        0.43%       0.84%        1.88%        5.32%        5.38%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)             $1,797      $1,955       $2,093       $2,128       $1,812
---------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                    $1,808      $2,014       $2,006       $1,968       $1,712
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 0.43%       0.83%        1.88%        5.14%        5.27%
Total expenses                                        0.73%       0.72%        0.79%        0.68%        0.78%
Expenses after payments and waivers
and reduction to custodian expenses                   0.72%        N/A 4       0.63%         N/A 4        N/A 4
1. Less than $0.005 per share. 2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 3. Annualized for periods of less than one full year. 4. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 18 | OPPENHEIMER MONEY MARKET FUND, INC. NOTES TO FINANCIAL STATEMENTS -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

        The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------- SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value. --------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED INVESTMENT INCOME LONG-TERM GAIN LOSS CARRYFORWARD 1,2 ----------------------------------------------------------------- $672,783 $-- $-- 1. During the fiscal year ended July 31, 2004, the Fund did not utilize any capital loss carryforward. 2. During the fiscal year ended July 31, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

19 | OPPENHEIMER MONEY MARKET FUND, INC. NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended July 31, 2004 and July 31, 2003 was as follows:

YEAR ENDED YEAR ENDED JULY 31, 2004 JULY 31, 2003 ---------------------------------------------------------------- Distributions paid from: Ordinary income $ 7,787,211 $16,705,752 Long-term capital gain -- 183,666 ------------------------------ Total $ 7,787,211 $16,889,418 ============================== --------------------------------------------------------------------------------

DIRECTORS’ COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund’s independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended July 31, 2004, the Fund’s projected benefit obligations were increased by $41,242 and payments of $28,366 were made to retired directors, resulting in an accumulated liability of $382,490 as of July 31, 2004.

        The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

-------------------------------------------------------------------------------- EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund. -------------------------------------------------------------------------------- SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. -------------------------------------------------------------------------------- OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. 20 | OPPENHEIMER MONEY MARKET FUND, INC. -------------------------------------------------------------------------------- 2. SHARES OF CAPITAL STOCK

The Fund has authorized five billion shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:

                                         YEAR ENDED JULY 31, 2004                  YEAR ENDED JULY 31, 2003
                                      SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------

Sold                           2,854,348,310      $ 2,854,348,310        3,243,493,493      $ 3,243,493,493
Dividends and/or
distributions reinvested           7,233,743            7,233,743           16,688,782           16,688,782
Redeemed                      (3,019,903,383)      (3,019,903,383)      (3,398,308,853)      (3,398,308,853)
                              ------------------------------------------------------------------------------
Net decrease                    (158,321,330)     $  (158,321,330)        (138,126,578)     $  (138,126,578)
                              ==============================================================================
-------------------------------------------------------------------------------- 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.45% of the first $500 million of aggregate net assets, 0.425% of the next $500 million of net assets, 0.40% of the next $500 million of net assets, 0.375% of the next $1.5 billion of net assets, and 0.35% of average annual net assets in excess of $3.0 billion.

--------------------------------------------------------------------------------

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2004, the Fund paid $4,536,046 to OFS for services to the Fund.

--------------------------------------------------------------------------------

PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. During the year ended July 31, 2004, OFS waived $239,189. This undertaking may be amended or withdrawn at any time.

-------------------------------------------------------------------------------- 4. ILLIQUID SECURITIES

As of July 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2004 was $82,000,000, which represents 4.56% of the Fund’s net assets.

-------------------------------------------------------------------------------- 5. SUBSEQUENT EVENTS LITIGATION. Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") excluding this Fund, and nine directors/trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to 21 | OPPENHEIMER MONEY MARKET FUND, INC. NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 5. SUBSEQUENT EVENTS Continued

pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

-------------------------------------------------------------------------------- ADDITIONAL CLASS OF SHARES. Effective August 27, 2004, the Fund will offer Class Y shares. 22 | OPPENHEIMER MONEY MARKET FUND, INC.

                                         Appendix A

                             Description of Securities Ratings

Below is a description  of the two highest  rating  categories  for Short Term Debt and Long
Term Debt by the "Nationally-Recognized  Statistical Rating Organizations" which the Manager evaluates in  purchasing  securities  on behalf of the Fund.  The ratings  descriptions  are based on information supplied by the ratings organizations to subscribers.

SHORT-TERM DEBT RATINGS.

Moody's Investors Service, Inc. ("Moody's")

The following  rating  designations  for commercial  paper (defined by Moody's as promissory obligations  not having original  maturity in excess of nine months),  are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1:  Superior  capacity  for  repayment.  Capacity  will  normally be  evidenced by the following characteristics:  (a) leading market positions in well-established industries; (b)
high rates of return on funds  employed;  (c)  conservative  capitalization  structure  with moderate reliance on debt and ample asset protection;  (d) broad margins in earning coverage of fixed  financial  charges and high internal  cash  generation;  and (e)  well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2:  Strong  capacity  for  repayment.  This will  normally be evidenced by many of the characteristics  cited above but to a lesser degree.  Earnings  trends and coverage  ratios, while sound, will be more subject to variation. Capitalization characteristics,  while still appropriate,  may be more  affected by external  conditions.  Ample  alternate  liquidity is maintained.

      Moody's  ratings  for  state  and  municipal  short-term  obligations  are  designated
"Moody's Investment Grade" ("MIG").  Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

MIG  1/VMIG 1:  Denotes  superior  credit  quality.  Excellent  protection  is  afforded  by established  cash flows,  highly  reliable  liquidity  support or  demonstrated  broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes  strong credit  quality.  Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc.
("Standard and Poor's")

The following  ratings by Standard and Poor's for commercial  paper (defined by Standard and
Poor's as debt having an original  maturity of no more than 365 days) assess the  likelihood of payment:

A-1:  Obligation  is rated in the  highest  category.  The  obligor's  capacity  to meet its financial  commitment on the  obligation is strong.  Within this  category,  a plus (+) sign designation  indicates the obligor's capacity to meet its financial  obligation is extremely strong.

A-2:  Obligation  is  somewhat  more  susceptible  to the  adverse  effects  of  changes  in circumstances  and  economic  conditions  than  obligations  in  higher  rating  categories.
However,  the  obligor's  capacity to meet its  financial  commitment  on the  obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in three years or less:
----------------------------------------------------------------------------

SP-1:  Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2:  Satisfactory  capacity to pay  principal  and interest,  with some  vulnerability  to adverse financial and economic changes over the term of the notes.

Standard and Poor's  assigns "dual  ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating  addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch  assigns the  following  short-term  ratings to debt  obligations  that are payable on demand or have  original  maturities  of generally up to three years,  including  commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality.  Strongest capacity for timely payment of financial commitments.
May have an added "+" to denote any exceptionally strong credit feature.

F2:  Good  credit  quality.  A  satisfactory   capacity  for  timely  payment  of  financial
commitments, but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")

R-1: Short term debt rated "R-1 (high)" is of the highest credit  quality,  and indicates an entity which possesses  unquestioned  ability to repay current liabilities as they fall due.
Entities rated in this category normally maintain strong liquidity  positions,  conservative debt levels and profitability  which is both stable and above average.  Companies  achieving an "R-1 (high)" rating are normally  leaders in  structurally  sound industry  segments with proven track records,  sustainable  positive  future  results and no substantial  qualifying negative  factors.  Given the extremely tough  definition  which DBRS has established for an
"R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated
"R-1 (middle)" is of superior  credit  quality and, in most cases,  ratings in this category differ  from  "R-1  (high)"  credits  to only a small  degree.  Given  the  extremely  tough definition  which DBRS has for the "R-1 (high)"  category  (which few  companies are able to achieve),  entities rated "R-1 (middle)" are also considered  strong credits which typically exemplify above average  strength in key areas of consideration  for debt protection.  Short term debt rated "R-1 (low)" is of  satisfactory  credit  quality.  The overall  strength and outlook for key  liquidity,  debt and  profitability  ratios is not normally as favorable as with  higher  rating  categories,  but  these  considerations  are  still  respectable.  Any qualifying  negative  factors  which  exist are  considered  manageable,  and the  entity is normally of sufficient size to have some influence in its industry.

R-2:  Short term debt rated "R-2" is of adequate  credit quality and within the three subset grades (high,  middle,  low),  debt  protection  ranges from having  reasonable  ability for timely  repayment to a level which is considered only just adequate.  The liquidity and debt ratios  of  entities  in the  "R-2"  classification  are not as strong as those in the "R-1"
category,  and the past and future trend may suggest some risk of  maintaining  the strength of key ratios in these  areas.  Alternative  sources of  liquidity  support  are  considered satisfactory;  however, even the strongest liquidity support will not improve the commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and its relative  position  in the  industry  is not  typically  as  strong  as  the  "R-1  credit".
Profitability  trends,  past and future, may be less favorable,  earnings not as stable, and there are often negative  qualifying  factors  present which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for  securities  purchased by the Fund with a remaining  maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa:  Judged to be the best quality.  They carry the smallest  degree of investment risk and are generally  referred to as "gilt edged." Interest payments are protected by a large or by an  exceptionally  stable  margin and  principal  is secure.  While the  various  protective elements are likely to change,  the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.
Aa:  Judged to be of high quality by all  standards.  Together  with the "Aaa"  group,  they comprise what are generally  known as high-grade  bonds.  They are rated lower than the best bonds  because  margins  of  protection  may not be as large  as with  "Aaa"  securities  or fluctuation  of  protective  elements  may be of  greater  amplitude  or there  may be other elements  present which make the long-term  risk appear  somewhat  larger than that of "Aaa"
securities.

      Moody's   applies   numerical   modifiers   "1",  "2"  and  "3"  in  its  "Aa"  rating
classification.  The modifier "1" indicates that the  obligation  ranks in the higher end of its generic  rating  category;  the  modifier  "2"  indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds (including municipal bonds maturing beyond three years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA:  Bonds rated "AA" differ from the highest  rated  obligations  only in small  degree.  A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch

AAA:  Highest Credit  Quality.  "AAA" ratings denote the lowest  expectation of credit risk.
They are assigned only in the case of  exceptionally  strong  capacity for timely payment of financial  commitments.  This  capacity  is highly  unlikely  to be  adversely  affected  by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation of credit risk.
They  indicate a very strong  capacity  for timely  payment of financial  commitments.  This capacity is not significantly vulnerable to foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not significantly  vulnerable to foreseeable  future  developments,  short-term  debt of these issuers is generally  rated
"F-1+".

                                            B-1
                                         Appendix B

                                  Industry Classifications

Aerospace & Defense                 Industrial Conglomerates
Air Freight & Couriers              Insurance
Airlines                            Internet & Catalog Retail
Asset Backed Securities             Internet Software & Services
Auto Components                     IT Services
Automobiles                         Leasing & Factoring
Beverages                           Leisure Equipment & Products
Biotechnology                       Machinery
Broker-Dealer                       Marine
Building Products                   Media
Capital Markets                     Metals & Mining
Chemicals                           Multiline Retail
Commercial Banks                    Multi-Utilities
Commercial Finance                  Municipal
Commercial Services & Supplies      Office Electronics
Communications Equipment            Oil & Gas
Computers & Peripherals             Paper & Forest Products
Construction & Engineering          Personal Products
Construction Materials              Pharmaceuticals
Consulting & Services               Real Estate
Consumer Finance                    Repurchase Agreements
Containers & Packaging              Road & Rail
Distributors                        Semiconductor and Semiconductor Equipment
Diversified Financial Services      Software
Diversified Telecommunication       Special Purpose Financial
Services
Electric Utilities                  Specialty Retail
Electrical Equipment                Textiles, Apparel & Luxury Goods
Electronic Equipment & Instruments  Thrifts & Mortgage Finance
Energy Equipment & Services         Tobacco
Food & Staples Retailing            Trading Companies & Distributors
Food Products                       Transportation Infrastructure
Foreign Government                  U.S. Government Agencies-Full Faith and Credit
                                    Agencies
Gas Utilities                       U.S. Government Agencies-Government Sponsored
                                    Enterprises
Health Care Equipment & Supplies    U.S. Government Instrumentalities
Health Care Providers & Services    U.S. Government Obligations
Hotels Restaurants & Leisure        Water Utilities
Household Durables                  Wireless Telecommunication Services
Household Products

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Oppenheimer Money Market Fund, Inc.
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Internet Website:
www.oppenheimerfunds.com
------------------------

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Legal Counsel
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New York, New York 10019-5820

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1. Ms. Miller was elected as Director to the Board I Funds effective August 13, 2004